UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

Michael J. Leary, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490
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Date of fiscal year end: 12/31
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Date of reporting period: 6/30/09
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three semiannual reports to shareholders for the period ended June 30, 2009. The first report applies to the 5 Lifestyle Portfolios, the second report applies to the Retirement Distribution Portfolio and the third report applies to the Retirement Rising Distribution Portfolio.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

Semiannual Report
6.30.09

John Hancock
Lifestyle Aggressive Portfolio

Goal and strategy

The Fund seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the Portfolio, which is a fund of funds, normally invests 100% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	43%

U.S. Mid Cap	14%

U.S. Small Cap	8%

International Large Cap	18%

International Small Cap	3%

Emerging Markets	6%

Large Blend	3%

Natural Resources	3%

Small Value	1%

Small Growth	1%

As a percentage of net assets on June 30, 2009.

Portfolio results

For the six months ended June 30, 2009, John Hancock Lifestyle Aggressive Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Series 1 shares returned 9.85%, 9.43%, 9.43%, 9.41%, 9.69%, 9.84%, 9.71%, 9.86%, 10.00% and 10.03%, respectively, at net asset value. Those returns topped both the 3.16% return of the benchmark index, the Standard & Poor’s 500 Index, and the average 4.92% return of Morningstar, Inc.’s large blend fund category.

Performance review

The Fund was helped in the first half of 2009 by our allocations to many of the diversifying asset classes that performed strongly relative to the S&P 500 Index. Emerging markets, global natural resources, international large and small caps and U.S. mid caps all contributed positively to relative performance.

Our active managers outperformed in four of five major asset classes, with a particularly strong positive contribution from Emerging Markets Value (DFA) due to solid results from the fund’s value and small-cap holdings. International Opportunities (Marsico) added to Fund performance, benefiting from its growth bias relative to the MSCI EAFE Index and solid stock picking within the energy, financial and health care sectors, in particular. Value & Restructuring (Columbia) also contributed positively to the Fund, benefiting from an overweighting and excellent stock selection in the energy, materials and financial sectors.

Conversely, International Core (GMO) struggled due to its bias toward quality stocks. These stocks, which held up well in 2008, tend to lag in the early stages of a rally. Vista (American Century), a mid-cap growth fund, underperformed during the quarter as its momentum style was strongly out of favor. Mid Cap Stock (Wellington) also detracted from results, due to poor security selection in the consumer discretionary, financial and health care sectors.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Emerging Markets	▲	Good results from value and small-cap holdings
(DFA)

International	▲	Growth bias and solid stock picking
Opportunities
(Marsico)

International Core	▼	Quality stock bias holds fund back
(GMO)

Subadviser shown in parenthesis

4	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated.
For comparison, we’ve shown the same investment in two similar indexes.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Series 1[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Without sales charge	8,142	8,153	7,352	7,428	7,470	8,313	8,387	8,474	8,510

With maximum sales charge	7,933	8,153	7,352	7,428	7,470	8,313	8,387	8,474	8,510

S&P 500 Index	8,243	8,243	7,316	7,316	7,316	8,243	8,243	8,243	8,243

MSCI EAFE Gross Index[2]	9,375	9,375	7,608	7,608	7,608	9,375	9,375	9,375	9,375

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ended June 30, 2009

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Series 1[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Average annual returns — 1 year	–32.75%	–32.95%	–30.33%	–29.74%	–29.42%	–29.32%	–29.35%	–29.15%	–28.92%	–28.82%

Average annual returns — Since inception	–6.02%	–6.07%	–5.37%	–10.44%	–10.11%	–9.93%	–4.87%	–4.64%	–4.38%	–4.26%

Cumulative total returns — 1 year	–32.75%	–32.95%	–30.33%	–29.74%	–29.42%	–29.32%	–29.35%	–29.15%	–28.92%	–28.82%

Cumulative total returns —Since inception	–20.54%	–20.67%	–18.47%	–26.48%	–25.72%	–25.30%	–16.87%	–16.13%	–15.26%	–14.90%

Cumulative total returns —6 months	4.38%	4.43%	8.43%	9.41%	9.69%	9.84%	9.71%	9.86%	10.00%	10.03%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Series 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until April 30, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class B — 2.22%, Class R — 2.22%, Class R1 — 1.97%, Class R2 — 1.72%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.37%, Class R — 2.92%, Class R1 — 2.35%, Class R2 — 2.12%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.52%, Class C — 2.22%, Class R3 — 1.77%, Class R4 — 1.52%, Class R5 — 1.18%, Series 1 — 0.98%. The Portfolio’s annual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table in the most recent publicly available prospectuses for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on inception date.

1 For certain types of investors, as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Series 1 share prospectuses.

2 Index as of closest month end to inception date.

3 NAV represents net asset value and POP represents public offering price.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Semiannual report | Lifestyle Portfolios	5

John Hancock
Lifestyle Growth Portfolio

Goal and strategy

The Fund seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities and approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	41%

U.S. Mid Cap	8%

U.S. Small Cap	2%

Emerging Markets	5%

Large Blend	3%

Natural Resources	2%

Real Estate	2%

International Large Cap	10%

International Small Cap	1%

Fixed Income	% of Total

High Yield Bond	7%

Treasury Inflation-
Protected Securities	5%

Intermediate Bond	5%

Multi-Sector Bond	4%

Bank Loan	4%

Global Bond	1%

As a percentage of net assets on June 30, 2009.

Portfolio results

For the six months ended June 30, 2009, John Hancock Lifestyle Growth Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Series 1 and Series 5 shares returned 11.11%, 10.72%, 10.73%, 10.80%, 10.95%, 11.09%, 11.00%, 11.24%, 11.24%, 11.41% and 11.42%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned 3.16%, the Barclays Capital U.S. Aggregate Bond Index returned 1.90% and the Portfolio’s blended benchmark — 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index — returned 3.18% over the same period. The Portfolio also topped the average 4.92% result of Morningstar, Inc.’s large blend fund category.

Performance review

The Fund was helped in the period by allocations to many of the diversifying asset classes that outperformed the S&P 500. Emerging markets, global natural resources, international large and small caps and U.S. mid-cap equities all contributed positively to relative performance. Within fixed income, allocations to high yield and floating-rate loans added value as credit spreads continued to narrow.

Our active equity managers outperformed in four of five major asset classes. Particularly strong positive contribution came from Emerging Markets Value (DFA) due to strong results from the fund’s value and small-cap value holdings. Value & Restructuring (Columbia) also contributed positively to the Fund, benefiting from an overweighting and excellent stock selection in the energy, materials and financial sectors.

Within fixed income, our active managers outperformed in three of five major asset classes. In particular, our multi-sector bond funds significantly outperformed the broad bond market due to their credit exposure.

Conversely, International Core (GMO) and U.S. Multi Sector (GMO) both struggled due to a bias towards quality stocks. These stocks, which held up well in 2008, tend to lag in the early stages of a rally. Mid Cap Stock (Wellington) detracted from results due to poor security selection in the consumer discretionary, financial and health care sectors.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Emerging Markets	▲	Good results from value and small-cap holdings
(DFA)

Value & Restructuring	▲	Growth bias and solid stock picking
(Columbia)

Mid Cap Stock	▼	Security selection in consumer discretionary, financial and health
(Wellington)		care sectors

Subadviser shown in parenthesis

6	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated.
For comparison, we’ve shown the same investment in a blended Index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Series 1[1]	Series 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	8,693	8,699	7,967	8,034	8,091	8,854	8,947	9,037	9,073	8,343

With maximum sales charge	8,475	8,699	7,967	8,034	8,091	8,854	8,947	9,037	9,073	8,343

Index[2,3]	8,985	8,985	8,094	8,094	8,094	8,985	8,985	8,985	8,985	8,522

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ended June 30, 2009

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Series 1[1]	Series 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Average annual returns — 1 year	–26.81%	–27.03%	–24.20%	–23.39%	–23.14%	–22.88%	–23.13%	–22.85%	–22.68%	–22.59%	–22.55%

Average annual returns — Since inception	–4.36%	–4.37%	–3.70%	–7.83%	–7.55%	–7.32%	–3.24%	–2.96%	–2.70%	–2.59%	–5.86%

Cumulative total returns — 1 year	–26.81%	–27.03%	–24.20%	–23.39%	–23.14%	–22.88%	–23.13%	–22.85%	–22.68%	–22.59%	–22.55%

Cumulative total returns — Since inception	–15.21%	–15.25%	–13.01%	–20.33%	–19.66%	–19.09%	–11.46%	–10.53%	–9.63%	–9.27%	–16.57%

Cumulative total returns — 6 months	5.55%	5.72%	9.73%	10.80%	10.95%	11.09%	11.00%	11.24%	11.24%	11.41%	11.42%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Series 1 and Series 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until April 30, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class B — 2.17%, Class R — 2.17%, Class R1 — 1.92%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.22%, Class R — 2.68%, Class R1 — 2.15%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.40%, Class C — 2.11%, Class R2 — 1.48%, Class R3 — 1.65%, Class R4 — 1.37%, Class R5 — 1.05%, Series 1 — 0.93%, Series 5 — 0.88%. The Portfolio’s annual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table in the most recent publicly available prospectuses for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors, as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Series 1 and Series 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 80% of the Standard & Poor’s 500 Index and 20% of the Barclays Capital U.S. Aggregate Bond Index (previously known as Lehman Brothers Aggregate Bond Index).

4 NAV represents net asset value and POP represents public offering price.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Semiannual report | Lifestyle Portfolios	7

John Hancock
Lifestyle Balanced Portfolio

Goal and strategy

The Fund seeks a balance between a high level of current income and growth of capital, with greater emphasis on growth of capital. To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities and approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	34%

U.S. Mid Cap	3%

U.S. Small Cap	2%

International Large Cap	6%

Emerging Markets	4%

Real Estate	3%

Natural Resources	2%

Large Blend	2%

Small Growth	1%

Fixed Income	% of Total

High Yield Bond	12%

Intermediate Bond	12%

Multi-Sector Bond	9%

Treasury Inflation-
Protected Securities	4%

Bank Loan	4%

Global Bond	2%

As a percentage of net assets on June 30, 2009.

Portfolio results

For the six months ended June 30, 2009, John Hancock Lifestyle Balanced Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Series 1 and Series 5 shares returned 11.57%, 11.26%, 11.38%, 11.27%, 11.37%, 11.58%, 11.64%, 11.70%, 11.88%, 11.96% and 11.97%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned 3.16%, the Barclays Capital U.S. Aggregate Bond Index returned 1.90% and the Portfolio’s blended benchmark — 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index — returned 3.06% over the same period. The Portfolio’s results also topped the average 6.50% result of Morningstar, Inc.’s moderate allocation fund category.

Performance review

The Fund was helped in the period by allocations to many of the diversifying asset classes that outperformed the S&P 500. Emerging markets, global natural resources, international large and small caps and U.S. mid caps all contributed positively to relative performance. Within fixed income, Treasury Inflation Protection Securities (TIPS) performed well, with most of the gains coming in the first quarter. Allocations to high yield and floating-rate loans also added value as credit spreads continued to narrow.

Our active equity managers outperformed in four of five major asset classes. Particularly strong positive contribution came from Emerging Markets Value (DFA) due to strong results from the fund’s value and small-cap holdings. Value & Restructuring (Columbia) also contributed positively to the Fund, benefiting from an overweighting and excellent stock selection in the energy, materials and financial sectors.

Within fixed income, our active managers outperformed in three of five major asset classes. In particular, our multi-sector bond funds significantly outperformed the broad bond market due to their credit exposure.

Conversely, International Core (GMO) and U.S. Multi Sector (GMO) both struggled due to a bias towards quality stocks. These stocks, which held up well in 2008, tend to lag in the early stages of a rally. Mid Cap Stock (Wellington) detracted from results due to poor security selection in the consumer discretionary, financial and health care sectors.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Emerging Markets	▲	Good results from value and small-cap holdings
(DFA)

Value &	▲	Growth bias and solid stock picking
Restructuring
(Columbia)

Mid Cap Stock	▼	Security selection in consumer discretionary, financial and health
(Wellington)		care sectors

Subadviser shown in parenthesis

8	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated.
For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Series 1[1]	Series 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	9,188	9,223	8,499	8,543	8,620	9,382	9,467	9,574	9,604	8,973

With maximum sales charge	8,959	9,223	8,499	8,543	8,620	9,382	9,467	9,574	9,604	8,973

Index[2,3]	9,751	9,751	8,915	8,915	8,915	9,751	9,751	9,751	9,751	9,354

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ended June 30, 2009

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Series 1[1]	Series 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Average annual returns — 1 year	–22.11%	–22.45%	–19.31%	–18.53%	–18.47%	–18.01%	–18.15%	–17.96%	–17.67%	–17.57%	–17.59%

Average annual returns — Since inception	–2.87%	–2.93%	–2.16%	–5.67%	–5.49%	–5.18%	–1.71%	–1.47%	–1.17%	–1.08%	–3.55%

Cumulative total returns — 1 year	–22.11%	–22.45%	–19.31%	–18.53%	–18.47%	–18.01%	–18.15%	–17.96%	–17.67%	–17.57%	–17.59%

Cumulative total returns — Since inception	–10.20%	–10.41%	–7.77%	–15.01%	–14.57%	–13.80%	–6.18%	–5.33%	–4.26%	–3.96%	–10.27%

Cumulative total returns — 6 months	5.94%	6.26%	10.38%	11.27%	11.37%	11.58%	11.64%	11.70%	11.88%	11.96%	11.97%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Series 1 and Series 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until April 30, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class R — 2.13%, Class R1 — 1.88%, Class R2 — 1.63%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R — 2.65%, Class R1 — 3.35%, Class R2 — 1.64%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.31%, Class B —2.13%, Class C — 2.01%, Class R3 — 1.58%, Class R4 — 1.29%, Class R5 — 0.98%, Series 1 — 0.89%, Series 5 — 0.84%. The Portfolio’s annual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table in the most recent publicly available prospectuses for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors, as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Series 1 and Series 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 60% of the Standard & Poor’s 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index (previously known as Lehman Brothers Aggregate Bond Index).

4 NAV represents net asset value and POP represents public offering price.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Semiannual report | Lifestyle Portfolios	9

John Hancock
Lifestyle Moderate Portfolio

Goal and strategy

The Fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	23%

U.S. Mid Cap	3%

U.S. Small Cap	1%

International Large Cap	8%

Real Estate	3%

Large Blend	1%

Small Growth	1%

Fixed Income	% of Total

Intermediate Bond	24%

Multi-Sector Bond	13%

High Yield Bond	11%

Treasury Inflation-
Protected Securities	4%

Bank Loan	4%

Global Bond	4%

As a percentage of net assets on June 30, 2009.

Portfolio results

For the six months ended June 30, 2009, John Hancock Lifestyle Moderate Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Series 1 and Series 5 shares returned 10.13%, 9.71%, 9.73%, 9.75%, 10.05%, 10.02%, 9.95%, 10.04%, 10.23%, 10.49% and 10.39%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned 3.16%, the Barclays Capital U.S. Aggregate Bond Index returned 1.90% and the Portfolio’s blended benchmark — 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index — returned 2.81% over the same period. The Portfolio’s returns also topped the average 6.84% result of Morningstar, Inc.’s conservative allocation fund category.

Performance review

The Fund was helped in the period by allocations to many of the diversifying asset classes that outperformed the broad indexes. Within fixed income, allocations to high yield and floating-rate loans added value as credit spreads continued to narrow during the quarter. Treasury Inflation Protection Securities (TIPS) also performed well, with most of the gains coming in the first quarter. Within equities, performance was positively impacted by allocations to international large-cap equities and U.S. mid-cap equities.

Our fixed-income managers outperformed in three of five major asset classes. In particular, our multi-sector bond funds significantly outperformed the broad bond market due to their credit exposure. More traditional investment-grade strategies like Total Return (PIMCO) and Active Bond (Declaration/MFC Global U.S.) contributed positively to results. Global Bond (PIMCO) was a solid performer for the period, having struggled during the first quarter as the U.S. dollar strengthened against major world currencies, only to rebound strongly in the second quarter, benefiting, in part, from a weakening U.S. dollar.

Within equities, Value & Restructuring (Columbia), benefiting from an overweighting in the energy, materials and financial sectors, contributed positively to the Fund. Conversely, International Core (GMO) struggled due to its bias towards quality stocks. These stocks, which held up well in 2008, tend to lag in the early stages of a rally.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Multi-sector bond	▲	Credit exposure
funds

Total Return (PIMCO)	▲	Traditional investment-grade strategy

International Core	▼	Quality stock bias holds fund back
(GMO)

Subadviser shown in parenthesis

10	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated.
For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Series 1[1]	Series 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	9,660	9,691	9,100	9,201	9,256	9,865	9,949	10,065	10,107	9,631

With maximum sales charge	9,418	9,691	9,100	9,201	9,256	9,865	9,949	10,065	10,107	9,631

Index[2,3]	10,535	10,535	9,778	9,778	9,778	10,535	10,535	10,535	10,535	10,223

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ended June 30, 2009

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Series 1[1]	Series 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Average annual returns — 1 year	–16.16%	–16.60%	–13.27%	–12.59%	–12.11%	–11.97%	–12.11%	–11.91%	–11.59%	–11.41%	–11.38%

Average annual returns — Since inception	–1.51%	–1.61%	–0.84%	–3.33%	–2.94%	–2.74%	–0.37%	–0.14%	0.17%	0.29%	–1.25%

Cumulative total returns — 1 year	–16.16%	–16.60%	–13.27%	–12.59%	–12.11%	–11.97%	–12.11%	–11.91%	–11.59%	–11.41%	–11.38%

Cumulative total returns — Since inception	–5.46%	–5.82%	–3.09%	–9.00%	–7.99%	–7.44%	–1.35%	–0.51%	0.65%	1.07%	–3.69%

Cumulative total returns — 6 months	4.67%	4.71%	8.73%	9.75%	10.05%	10.02%	9.95%	10.04%	10.23%	10.49%	10.39%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Series 1 and Series 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until April 30, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class B — 2.14%, Class R — 2.14%, Class R1 — 1.89%, Class R2 — 1.64%, Class R4 — 1.49%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.17%, Class R — 3.67%, Class R1 — 2.75%, Class R2 — 6.79%, Class R4 — 1.57%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.31%, Class C — 2.03%, Class R3 — 1.78%, Class R5 — 1.14%, Series 1 — 0.90%, Series 5 — 0.85%. The Portfolio’s annual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table in the most recent publicly available prospectuses for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors, as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Series 1 and Series 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 40% of the Standard & Poor’s 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index (previously known as Lehman Brothers Aggregate Bond Index).

4 NAV represents net asset value and POP represents public offering price.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Semiannual report | Lifestyle Portfolios	11

John Hancock
Lifestyle Conservative Portfolio

Goal and strategy

The Fund seeks a high level of current income, with some consideration given to growth of capital. To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	15%

International Large Cap	3%

Real Estate	2%

Fixed Income	% of Total

Intermediate Bond	33%

Multi-Sector Bond	17%

High Yield Bond	9%

Global Bond	6%

Short-Term Bond	6%

Bank Loan	5%

Treasury Inflation-
Protected Securities	4%

As a percentage of net assets on June 30, 2009.

Portfolio results

For the six months ended June 30, 2009, John Hancock Lifestyle Conservative Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Series 1 shares returned 8.81%, 8.40%, 8.42%, 8.34%, 8.52%, 8.81%, 8.54%, 8.72%, 8.89% and 9.03%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned 3.16%, the Barclays Capital U.S. Aggregate Bond Index returned 1.90% and the Portfolio’s blended benchmark — 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index — returned 2.42% over the same period. The Portfolio’s results also topped the average 6.84% result of Morningstar, Inc.’s conservative allocation fund category.

Performance review

The Fund was helped in the period by allocations to many of the diversifying asset classes that outperformed the broad indexes. Within fixed income, allocations to high yield and floating-rate loans added value as credit spreads continued to narrow during the quarter. Treasury Inflation Protection Securities (TIPS) also performed well, with most of the gains coming in the first quarter. Within equities, performance was positively impacted by allocations to international large cap equities.

Our fixed-income managers outperformed in three of five major asset classes. In particular, our multi-sector bond funds significantly outperformed the broad bond market due to their credit exposure. More traditional investment-grade strategies like Total Return (PIMCO) and Active Bond (Declaration/MFC Global U.S.) contributed positively to results. Global Bond (PIMCO) was a solid performer for the period, having struggled during the first quarter as the U.S. dollar strengthened against major world currencies, only to rebound strongly in the second quarter, benefiting, in part, from a weakening U.S. dollar.

Within equities, Value & Restructuring (Columbia), benefiting from an overweighting in the energy, materials and financial sectors, contributed positively to the Fund. Conversely, International Core (GMO) struggled due to its bias toward quality stocks. These stocks, which held up well in 2008, tend to lag in the early stages of a rally.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Multi-sector bond	▲	Credit exposure
funds

Total Return (PIMCO)	▲	Traditional investment-grade strategy

Active Bond	▲	Traditional investment-grade strategy
(Declaration/MFC
Global U.S.)

Subadviser shown in parenthesis

12	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated.
For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Series 1[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Without sales charge	10,322	10,329	9,884	9,969	10,045	10,530	10,618	10,742	10,781

With maximum sales charge	10,067	10,329	9,884	9,969	10,045	10,530	10,618	10,742	10,781

Index[2,3]	11,332	11,332	10,678	10,678	10,678	11,332	11,332	11,332	11,332

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ended June 30, 2009

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Series 1[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Average annual returns — 1 year	–10.37%	–10.72%	–7.16%	–6.32%	–6.02%	–5.61%	–5.99%	–5.69%	–5.37%	–5.26%

Average annual returns — Since inception	0.21%	0.18%	0.88%	–0.42%	–0.11%	0.16%	1.40%	1.63%	1.95%	2.05%

Cumulative total returns — 1 year	–10.37%	–10.72%	–7.16%	–6.32%	–6.02%	–5.61%	–5.99%	–5.69%	–5.37%	–5.26%

Cumulative total returns — Since inception	0.79%	0.67%	3.29%	–1.16%	–0.31%	0.45%	5.30%	6.18%	7.42%	7.81%

Cumulative total returns — 6 months	3.34%	3.40%	7.42%	8.34%	8.52%	8.81%	8.54%	8.72%	8.89%	9.03%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Series 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until April 30, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class R — 2.13%, Class R1 — 1.88%, Class R4 — 1.48%, Class R5 — 1.18%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R — 4.15%, Class R1 — 3.08%, Class R4 — 1.64%, Class R5 — 1.29%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.30%, Class B — 2.13%, Class C — 2.01%, Class R2 — 1.63%, Class R3 — 1.67%, Series 1 — 0.89%. The Portfolio’s annual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table in the most recent publicly available prospectuses for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors, as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Series 1 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 20% of the Standard & Poor’s 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index (previously known as Lehman Brothers Aggregate Bond Index).

4 NAV represents net asset value and POP represents public offering price.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Semiannual report | Lifestyle Portfolios	13

Your expenses

As a shareholder of John Hancock Funds II Lifestyle Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	Lifestyle Portfolios | Semiannual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-09	6-30-09	1-1-09–6-30-09	Expense Ratio[2,3]
Lifestyle Aggressive

Class A	Actual	$1,000.00	$1,098.50	$3.38	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,021.60	$3.26	0.65%

Class B	Actual	1,000.00	$1,094.30	$7.06	1.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.10	$6.81	1.36%

Class C	Actual	1,000.00	$1,094.30	$7.06	1.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.10	$6.81	1.36%

Class R	Actual	1,000.00	$1,094.10	$6.85	1.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.20	$6.61	1.32%

Class R1	Actual	1,000.00	$1,096.90	$4.89	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.10	$4.71	0.94%

Class R2	Actual	1,000.00	$1,098.40	$4.06	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.90	$3.91	0.78%

Class R3	Actual	1,000.00	$1,097.10	$4.68	0.90%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.30	$4.51	0.90%

Class R4	Actual	1,000.00	$1,098.60	$2.97	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,022.00	$2.86	0.57%

Class R5	Actual	1,000.00	$1,100.00	$1.51	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,023.40	$1.45	0.29%

Series 1	Actual	1,000.00	$1,100.30	$0.62	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.20	$0.60	0.12%

Lifestyle Growth

Class A	Actual	$1,000.00	$1,111.10	$3.30	0.63%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,021.70	$3.16	0.63%

Class B	Actual	1,000.00	$1,107.20	$7.11	1.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.10	$6.81	1.36%

Class C	Actual	1,000.00	$1,107.30	$6.95	1.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.20	$6.66	1.33%

Class R	Actual	1,000.00	$1,108.00	$6.64	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.50	$6.36	1.27%

Class R1	Actual	1,000.00	$1,109.50	$4.86	0.93%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.20	$4.66	0.93%

Class R2	Actual	1,000.00	$1,110.90	$3.45	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,021.50	$3.31	0.66%

Class R3	Actual	1,000.00	$1,110.00	$4.45	0.85%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.60	$4.26	0.85%

Class R4	Actual	1,000.00	$1,112.40	$2.67	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,022.30	$2.56	0.51%

Class R5	Actual	1,000.00	$1,112.40	$1.20	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,023.70	$1.15	0.23%

Series 1	Actual	1,000.00	$1,114.10	$0.63	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.20	$0.60	0.12%

Series 5	Actual	1,000.00	$1,114.20	$0.37	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.40	$0.35	0.07%

Semiannual report | Lifestyle Portfolios	15

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-09	6-30-09	1-1-09–6-30-09	Expense Ratio[2,3]
Lifestyle Balanced

Class A	Actual	$1,000.00	$1,115.70	$3.10	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,021.90	$2.96	0.59%

Class B	Actual	1,000.00	$1,112.60	$7.12	1.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.10	$6.81	1.36%

Class C	Actual	1,000.00	$1,113.80	$6.76	1.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.40	$6.46	1.29%

Class R	Actual	1,000.00	$1,112.70	$6.71	1.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.40	$6.41	1.28%

Class R1	Actual	1,000.00	$1,113.70	$5.45	1.04%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,019.60	$5.21	1.04%

Class R2	Actual	1,000.00	$1,115.80	$3.62	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,021.40	$3.46	0.69%

Class R3	Actual	1,000.00	$1,116.40	$4.30	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.70	$4.11	0.82%

Class R4	Actual	1,000.00	$1,117.00	$2.73	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,022.20	$2.61	0.52%

Class R5	Actual	1,000.00	$1,118.80	$1.10	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,023.80	$1.05	0.21%

Series 1	Actual	1,000.00	$1,119.60	$0.63	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.20	$0.60	0.12%

Series 5	Actual	1,000.00	$1,119.70	$0.37	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.40	$0.35	0.07%

Lifestyle Moderate

Class A	Actual	$1,000.00	$1,101.30	$3.02	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,021.90	$2.91	0.58%

Class B	Actual	1,000.00	$1,097.10	$7.02	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.10	$6.76	1.35%

Class C	Actual	1,000.00	$1,097.30	$6.60	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.50	$6.36	1.27%

Class R	Actual	1,000.00	$1,097.50	$6.92	1.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.20	$6.66	1.33%

Class R1	Actual	1,000.00	$1,100.50	$4.90	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.10	$4.71	0.94%

Class R2	Actual	1,000.00	$1,100.20	$3.91	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,021.10	$3.76	0.75%

Class R3	Actual	1,000.00	$1,099.50	$4.84	0.93%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.20	$4.66	0.93%

Class R4	Actual	1,000.00	$1,100.40	$3.23	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,021.70	$3.11	0.62%

Class R5	Actual	1,000.00	$1,102.30	$1.56	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,023.30	$1.51	0.30%

Series 1	Actual	1,000.00	$1,104.90	$0.63	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.20	$0.60	0.12%

Series 5	Actual	1,000.00	$1,103.90	$0.37	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.40	$0.35	0.07%

16	Lifestyle Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-09	6-30-09	1-1-09–6-30-09	Expense Ratio[2,3]
Lifestyle Conservative

Class A	Actual	$1,000.00	$1,088.10	$2.95	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,022.00	$2.86	0.57%

Class B	Actual	1,000.00	$1,084.00	$6.92	1.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.10	$6.71	1.34%

Class C	Actual	1,000.00	$1,084.20	$6.51	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.50	$6.31	1.26%

Class R	Actual	1,000.00	$1,083.40	$6.56	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.50	$6.36	1.27%

Class R1	Actual	1,000.00	$1,085.20	$5.02	0.97%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.00	$4.86	0.97%

Class R2	Actual	1,000.00	$1,088.10	$3.31	0.64%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,021.60	$3.21	0.64%

Class R3	Actual	1,000.00	$1,085.40	$4.50	0.87%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.50	$4.36	0.87%

Class R4	Actual	1,000.00	$1,087.20	$3.21	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,021.70	$3.11	0.62%

Class R5	Actual	1,000.00	$1,087.90	$1.45	0.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,023.40	$1.40	0.28%

Series 1	Actual	1,000.00	$1,090.30	$0.62	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.20	$0.60	0.12%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

2 Lifestyle Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the Portfolios from the underlying portfolio.

3 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
Period ended	Aggressive	Growth	Balanced	Moderate	Conservative
6/30/09	0.47%–1.75%	0.47%–1.75%	0.47%–1.75%	0.47%–1.16%	0.47%–1.08%

Semiannual report | Lifestyle Portfolios	17

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Investment companies

Underlying Funds’ Subadvisers

AIM Capital Management, Inc.	(AIM)

American Century Management, Inc.	(American Century)

BlackRock Investment Management, LLC	(BlackRock)
(formerly Mercury Advisors)

Columbia Management Advisors, LLC	(Columbia)

Davis Advisors	(Davis)

Declaration Management/	(Declaration)
John Hancock Advisers

Deutsche Asset Management	(Deutsche)

Dimensional Fund Advisors, Inc.	(DFA)

Epoch Investment Partners	(Epoch)

Franklin®Templeton®	(Templeton)

Frontier Capital Management Company	(Frontier)

Grantham, Mayo, Van Otterloo & Co.	(GMO)

Independence Investment, LLC	(Independence)

Jennison Associates LLC	(Jennison)

Lord, Abbett	(Lord, Abbett)

Marsico Capital Management, LLC	(Marsico)

MFC Global Investment Management	(MFC Global U.S.A.)
(U.S.A.) Limited

MFC Global Investment Management	(MFC Global U.S.)
(U.S.), LLC

Munder Capital Management	(Munder)

Pacific Investment Management Company	(PIMCO)

Perimeter Capital Management, LLC	(Perimeter)

Rainier Investments Management, Inc.	(Rainier)

RiverSource Investments, LLC	(RiverSource)

Robeco Investment Management, Inc.	(Robeco)

SSgA Funds Management, Inc.	(SSgA)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

UBS Global Asset Management
(Americas) Inc.	(UBS)

Van Kampen Investments	(Van Kampen)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Inc.	(Wells Capital)

Western Asset Management Company	(WAMCO)

Lifestyle Aggressive Portfolio
Securities owned by the Portfolio on 6-30-09 (Unaudited)

Issuer	Shares	Value

Investment companies 100.01%

John Hancock Funds 1.52% (g)

Small Cap Intrinsic Value (MFC Global U.S.) (f)	5,158,022	$40,284,152

John Hancock Funds II 89.17% (g)

All Cap Core (Deutsche)	11,312,654	72,966,618

All Cap Value (Lord Abbett)	5,211,119	43,721,288

Alpha Opportunites (Wellington)	8,150,835	79,144,607

Blue Chip Growth (T. Rowe Price)	9,253,395	133,248,893

Capital Appreciation (Jennison)	14,794,412	120,722,399

Emerging Markets Value (DFA)	21,400,425	169,491,364

Equity-Income (T. Rowe Price)	7,828,949	80,481,599

Fundamental Value (Davis)	12,323,080	134,568,030

Index 500 (MFC Global U.S.A.) (f)	22,585,901	154,939,282

International Equity Index (SSgA)	2,968,369	40,518,232

International Opportunities (Marsico)	13,370,320	143,998,347

International Small Cap (Templeton)	4,250,327	43,140,820

International Small Company (DFA)	6,593,973	41,014,513

International Value (Templeton)	13,249,478	146,539,222

Large Cap (UBS)	2,863,095	26,827,200

Large Cap Value (BlackRock)	3,640,074	53,618,293

Mid Cap Index (MFC Global U.S.A.) (f)	6,150,396	78,848,071

Mid Cap Stock (Wellington)	8,838,679	98,728,045

Mid Cap Value Equity (RiverSource)	4,953,802	31,506,181

Mid Value (T. Rowe Price)	6,571,197	71,954,608

Natural Resources (Wellington)	4,857,748	78,355,475

Optimized Value (MFC Global U.S.A.) (f)	4,179,031	36,859,051

Small Cap Growth (Wellington)	4,619,922	34,695,618

Small Cap Index (MFC Global U.S.A.) (f)	3,036,230	26,627,740

Small Cap Opportunities (Munder)	2,038,718	26,992,629

Small Cap Value (Wellington) (f)	3,270,911	35,522,090

Small Company Growth (AIM)	3,740,267	33,213,569

Small Company Value (T. Rowe Price)	3,132,189	53,654,400

Smaller Company Growth
(Frontier/MFC Global U.S.A./Perimeter) (f)	3,635,366	35,190,343

U.S. Multi Sector (GMO)	14,719,544	113,046,095

Value & Restructuring (Columbia)	6,962,300	53,470,466

Value (Van Kampen)	3,756,326	25,317,635

Vista (American Century)	8,500,882	53,045,502

		2,371,968,225

John Hancock Funds III 9.32% (g)

Disciplined Value Fund (Robeco)	647,043	6,043,383

International Core (GMO)	6,077,264	143,788,063

Rainier Growth (Rainier)	6,769,810	98,162,243

		247,993,689

Total investment companies
(Cost $3,228,326,363)		$2,660,246,066

Total investments
(Cost $3,228,326,363) 100.01%		$2,660,246,066

Other assets and liabilities, net (0.01%)		(226,534)

Total net assets 100.00%		$2,660,019,532

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund’s subadviser is shown parenthetically.

See notes to financial statements

18	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Lifestyle Growth Portfolio

Securities owned by the Portfolio on 6-30-09 (Unaudited)

Issuer	Shares	Value

Investment companies 100.00%

John Hancock Funds 0.46% (g)

Small Cap Intrinsic Value (MFC Global U.S.) (f)	4,671,920	$36,487,694

John Hancock Funds II 93.53% (g)

Active Bond (MFC Global U.S./Declaration) (f)	4,632,639	40,442,940

All Cap Core (Deutsche)	30,900,723	199,309,664

All Cap Value (Lord Abbett)	11,096,678	93,101,132

Alpha Opportunites (Wellington)	26,601,860	258,304,062

Blue Chip Growth (T. Rowe Price)	27,626,816	397,826,149

Capital Appreciation (Jennison)	41,919,641	342,064,272

Emerging Markets Value (DFA)	47,918,753	379,516,527

Equity-Income (T. Rowe Price)	20,546,684	211,219,912

Floating Rate Income (WAMCO)	33,051,343	288,868,733

Fundamental Value (Davis)	40,138,653	438,314,089

Global Bond (PIMCO)	8,574,433	99,206,189

Global Real Estate (Deutsche)	16,963,768	92,113,261

High Income (MFC Global U.S.) (f)	15,446,854	84,648,762

High Yield (WAMCO)	43,684,777	318,462,022

Index 500 (MFC Global U.S.A.) (f)	78,372,466	537,635,119

International Equity Index (SSgA)	5,599,598	76,434,511

International Opportunities (Marsico)	23,328,646	251,249,518

International Small Cap (Templeton)	4,747,491	48,187,034

International Small Company (DFA)	7,864,062	48,914,465

International Value (Templeton)	21,824,591	241,379,971

Large Cap (UBS)	8,512,540	79,762,501

Large Cap Value (BlackRock)	9,441,237	139,069,418

Mid Cap Index (MFC Global U.S.A.) (f)	21,735,666	278,651,240

Mid Cap Stock (Wellington)	12,511,642	139,755,042

Mid Cap Value Equity (RiverSource)	9,258,395	58,883,394

Mid Value (T. Rowe Price)	7,314,010	80,088,411

Natural Resources (Wellington)	10,196,047	164,462,230

Optimized Value (MFC Global U.S.A.) (f)	11,790,816	103,994,999

Real Estate Equity (T. Rowe Price)	12,896,107	55,324,300

Real Return Bond (PIMCO)	30,282,046	354,905,579

Small Cap Growth (Wellington)	3,706,240	27,833,859

Small Cap Index (MFC Global U.S.A.) (f)	2,232,129	19,575,769

Small Cap Opportunities (Munder)	1,513,575	20,039,727

Small Cap Value (Wellington) (f)	2,055,103	22,318,416

Small Company Growth (AIM)	2,963,762	26,318,204

Small Company Value (T. Rowe Price)	1,961,246	33,596,136

Smaller Company Growth
(Frontier/MFC Global U.S.A./Perimeter) (f)	2,952,807	28,583,174

Spectrum Income (T. Rowe Price)	10,460,140	98,429,915

Strategic Bond (WAMCO)	9,862,417	95,172,323

Strategic Income (MFC Global U.S.) (f)	10,490,225	95,565,950

Total Return (PIMCO)	23,276,293	312,600,610

U.S. High Yield Bond (Wells Capital)	14,127,513	156,532,839

U.S. Multi Sector (GMO)	42,700,563	327,940,321

Value & Restructuring (Columbia)	18,894,152	145,107,085

Value (Van Kampen)	6,329,595	42,661,470

Vista (American Century)	12,866,385	80,286,245

		7,434,657,489

John Hancock Funds III 6.01% (g)

Disciplined Value (Robeco)	1,536,007	14,346,308

International Core (GMO)	10,064,253	238,120,231

Rainier Growth (Rainier)	15,528,564	225,164,172

		477,630,711

Total investment companies
(Cost $9,223,966,615)		$7,948,775,894

Total Investments 100.00%
(Cost $9,223,966,615)		$7,948,775,894

Other assets and liabilities, net (0.00%)		(93,226)

Total net assets 100.00%		$7,948,682,668

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund’s subadviser is shown parenthetically.

Lifestyle Balanced Portfolio

Securities owned by the Portfolio on 6-30-09 (Unaudited)

Issuer	Shares	Value

Investment companies 100.00%

John Hancock Funds II 95.43% (g)

Active Bond (MFC Global U.S./Declaration) (f)	25,892,073	$226,037,797

All Cap Core (Deutsche)	21,745,715	140,259,861

All Cap Value (Lord Abbett)	6,851,652	57,485,360

Alpha Opportunites (Wellington)	17,803,716	172,874,085

Blue Chip Growth (T. Rowe Price)	23,896,209	344,105,410

Capital Appreciation (Jennison)	30,329,861	247,491,668

Core Bond (Wells Capital)	13,092,272	165,355,396

Emerging Markets Value (DFA)	36,817,997	291,598,536

Equity-Income (T. Rowe Price)	16,357,947	168,159,693

Floating Rate Income (WAMCO)	33,322,521	291,238,837

Fundamental Value (Davis)	29,356,126	320,568,897

Global Bond (PIMCO)	15,383,975	177,992,586

Global Real Estate (Deutsche)	26,760,295	145,308,403

High Income (MFC Global U.S.) (f)	30,204,217	165,519,111

High Yield (WAMCO)	65,975,137	480,958,752

Index 500 (MFC Global U.S.A.) (f)	70,416,326	483,055,995

International Opportunities (Marsico)	15,100,432	162,631,651

International Small Cap (Templeton)	893,432	9,068,338

International Small Company (DFA)	2,449,227	15,234,193

International Value (Templeton)	14,272,614	157,855,113

Large Cap (UBS)	8,157,920	76,439,714

Large Cap Value (BlackRock)	8,064,797	118,794,457

Mid Cap Index (MFC Global U.S.A.) (f)	56,900	729,460

Mid Cap Stock (Wellington)	6,896,625	77,035,305

Mid Cap Value Equity (RiverSource)	3,976,538	25,290,784

Mid Value (T. Rowe Price)	4,753,808	52,054,195

Natural Resources (Wellington)	11,172,362	180,210,194

Optimized Value (MFC Global U.S.A.) (f)	8,548,765	75,400,105

Real Estate Equity (T. Rowe Price)	16,303,585	69,942,379

Real Return Bond (PIMCO)	28,147,414	329,887,689

Small Cap Growth (Wellington)	2,270,839	17,054,004

Small Company Growth (AIM)	4,316,576	38,331,196

Small Company Value (T. Rowe Price)	5,912,868	101,287,421

Smaller Company Growth
(Frontier/MFC Global U.S.A./Perimeter) (f)	5,631,347	54,511,435

Spectrum Income (T. Rowe Price)	37,930,777	356,928,608

Strategic Bond (WAMCO)	15,720,270	151,700,606

Strategic Income (MFC Global U.S.) (f)	17,018,635	155,039,768

Total Bond Market (Declaration) (f)	6,161,763	62,603,516

Total Return (PIMCO)	32,730,047	439,564,533

U.S. High Yield Bond (Wells Capital)	27,186,079	301,221,754

U.S. Multi Sector (GMO)	33,717,326	258,949,063

Value & Restructuring (Columbia)	16,071,912	123,432,286

Value (Van Kampen)	2,847,513	19,192,236

Vista (American Century)	5,728,160	35,743,718

		7,344,144,108

John Hancock Funds III 4.57% (g)

Disciplined Value Fund (Robeco)	1,336,754	12,485,281

International Core (GMO)	6,677,980	158,001,005

Rainier Growth (Rainier)	12,497,991	181,220,864

		351,707,150

Total investment companies
(Cost $8,620,768,635)		$7,695,851,258

Total investments
(Cost $8,620,768,635) 100.00%		$7,695,851,258

Other assets and liabilities, net 0.00%		323,784

Total net assets 100.00%		$7,696,175,042

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund’s subadviser is shown parenthetically.

See notes to financial statements

Semiannual report | Lifestyle Portfolios	19

F I N A N C I A L   S T A T E M E N T S

Lifestyle Moderate Portfolio

Securities owned by the Portfolio on 6-30-09 (Unaudited)

Issuer	Shares	Value

Investment companies 99.99%

John Hancock Funds II 94.66% (g)

Active Bond (MFC Global U.S./Declaration) (f)	13,286,485	$115,991,011

Alpha Opportunites (Wellington)	2,189,519	21,260,228

Blue Chip Growth (T. Rowe Price)	7,960,600	114,632,644

Capital Appreciation (Jennison)	3,637,878	29,685,087

Core Bond (Wells Capital)	7,807,770	98,612,138

Equity-Income (T. Rowe Price)	4,993,384	51,331,983

Floating Rate Income (WAMCO)	11,824,427	103,345,496

Fundamental Value (Davis)	7,508,970	81,997,950

Global Bond (PIMCO)	8,867,256	102,594,155

Global Real Estate (Deutsche)	6,759,378	36,703,421

High Income (MFC Global U.S.) (f)	13,364,530	73,237,623

High Yield (WAMCO)	12,954,124	94,435,564

Index 500 (MFC Global U.S.A.) (f)	12,277,206	84,221,630

International Equity Index (SSgA)	456,621	6,232,872

International Opportunities (Marsico)	5,464,202	58,849,454

International Value (Templeton)	5,261,708	58,194,487

Investment Quality Bond (Wellington)	4,212,470	47,643,033

Mid Cap Index (MFC Global U.S.A.) (f)	119,313	1,529,595

Mid Cap Stock (Wellington)	2,809,063	31,377,234

Mid Cap Value Equity (RiverSource)	803,755	5,111,880

Mid Value (T. Rowe Price)	2,410,899	26,399,349

Real Estate Equity (T. Rowe Price)	5,165,691	22,160,815

Real Return Bond (PIMCO)	9,168,653	107,456,609

Small Cap Index (MFC Global U.S.A.) (f)	8,355	73,274

Small Company Value (T. Rowe Price)	697,504	11,948,247

Smaller Company Growth
(Frontier/MFC Global U.S.A./Perimeter) (f)	1,587,730	15,369,228

Spectrum Income (T. Rowe Price)	18,883,576	177,694,451

Strategic Bond (WAMCO)	6,917,985	66,758,556

Strategic Income (MFC Global U.S.) (f)	7,404,309	67,453,255

Total Bond Market (Declaration) (f)	10,625,132	107,951,340

Total Return (PIMCO)	12,835,034	172,374,508

U.S. High Yield Bond (Wells Capital)	8,200,464	90,861,145

U.S. Multi Sector (GMO)	7,314,370	56,174,360

Value & Restructuring (Columbia)	4,613,616	35,432,574

Vista (American Century)	566,490	3,534,897

		2,178,630,093

John Hancock Funds III 5.33% (g)

Global Shareholder Yield (Epoch)	7,669,341	54,375,629

International Core (GMO)	2,240,456	53,009,183

Rainier Growth (Rainier)	1,046,425	15,173,165

		122,557,977

Total investment companies
(Cost $2,557,912,501)		$2,301,188,070

Total investments
(Cost $2,557,912,501) 99.99%		$2,301,188,070

Other assets and liabilities, net (0.01%)		269,029

Total net assets 100.00%		$2,301,457,099

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund’s subadviser is shown parenthetically.

Lifestyle Conservative Portfolio

Securities owned by the Portfolio on 6-30-09 (Unaudited)

Issuer	Shares	Value

Investment companies 99.98%

John Hancock Funds II 96.21% (g)

Active Bond (MFC Global U.S./Declaration) (f)	12,725,555	$111,094,095

Blue Chip Growth (T. Rowe Price)	3,609,361	51,974,798

Core Bond (Wells Capital)	7,763,124	98,048,260

Equity-Income (T. Rowe Price)	3,360,389	34,544,800

Floating Rate Income (WAMCO)	9,670,110	84,516,762

Fundamental Value (Davis)	4,291,361	46,861,658

Global Bond (PIMCO)	10,053,030	116,313,551

Global Real Estate (Deutsche)	3,401,290	18,469,006

High Income (MFC Global U.S.) (f)	5,736,567	31,436,386

High Yield (WAMCO)	9,683,230	70,590,743

Index 500 (MFC Global U.S.A.) (f)	7,848,248	53,838,980

International Value (Templeton)	2,598,694	28,741,560

Investment Quality Bond (Wellington)	4,904,996	55,475,509

Real Estate Equity (T. Rowe Price)	3,417,160	14,659,617

Real Return Bond (PIMCO)	6,305,231	73,897,310

Short Term Government Income
(MFC Global U.S.) (f)	2,088,854	20,972,091

Spectrum Income (T. Rowe Price)	16,914,636	159,166,724

Strategic Bond (WAMCO)	8,016,802	77,362,136

Strategic Income (MFC Global U.S.) (f)	7,821,643	71,255,170

Total Bond Market (Declaration) (f)	16,416,821	166,794,902

Total Return (PIMCO)	12,801,994	171,930,775

U.S. Government Securities (WAMCO)	7,390,421	86,172,310

U.S. High Yield Bond (Wells Capital)	5,080,369	56,290,486

U.S. Multi Sector (GMO)	1,880,399	14,441,463

Value & Restructuring (Columbia)	4,099,774	31,486,263

		1,746,335,355

John Hancock Funds III 3.77% (g)

Global Shareholder Yield (Epoch)	6,402,275	45,392,126

International Core (GMO)	976,460	23,103,050

		68,495,176

Total investment companies
(Cost $1,928,807,789)		$1,814,830,531

Total investments
(Cost $1,928,807,789) 99.98%		$1,814,830,531

Other assets and liabilities, net (0.02%)		411,479

Total net assets 100.00%		$1,815,242,010

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund’s subadviser is shown parenthetically.

See notes to financial statements

20	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statements of assets and liabilities 6-30-09 (Unaudited)

These Statements of Assets and Liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced
Assets

Investments in affiliated funds, at value (Note 9)	$2,660,246,066	$7,948,775,894	$7,695,851,258
Total investments, at value	2,660,246,066	7,948,775,894	7,695,851,258
Cash	30	30	30
Receivable for investments sold	3,736,637	10,141,913	12,530,496
Receivable for fund shares sold	477,212	2,213,349	2,143,112
Dividends and interest receivable	—	1,335,349	1,338,609
Receivable due from adviser	—	56,531	70,386
Total assets	2,664,459,945	7,962,523,066	7,711,933,891
Liabilities

Payable for investments purchased	—	1,380,882	1,384,517
Payable for fund shares repurchased	4,129,878	11,635,998	13,592,059
Payable to affiliates: Accounting and legal services fees	94,531	270,248	249,134
Transfer agent fees	55,344	127,239	94,248
Trustees’ fees	8,786	22,725	19,898
Other payables and accrued expenses	151,874	403,306	418,993
Total liabilities	4,440,413	13,840,398	15,758,849
Net assets

Capital paid-in	$3,817,250,501	$10,782,062,872	$10,043,437,265
Undistributed net investment income (loss)	(1,896,858)	51,151,537	43,673,242
Accumulated undistributed net realized gain (loss) on investments	(587,253,814)	(1,609,341,020)	(1,466,018,088)
Net unrealized appreciation (depreciation) on investments	(568,080,297)	(1,275,190,721)	(924,917,377)
Net assets	$2,660,019,532	$7,948,682,668	$7,696,175,042
Investments in affiliated funds, at cost	$3,228,326,363	$9,223,966,615	$8,620,768,635
Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$94,703,783	$291,955,844	$289,366,582
Shares outstanding	10,751,263	30,097,327	28,305,671
Net asset value and redemption price per share	$8.81	$9.70	$10.22
Class B:[1] Net assets	$17,938,361	$60,098,992	$51,289,319
Shares outstanding	2,033,996	6,191,663	5,027,072
Net asset value, offering price and redemption price per share	$8.82	$9.71	$10.20
Class C:[1] Net assets	$73,001,394	$236,330,276	$237,000,911
Shares outstanding	8,278,328	24,364,401	23,199,650
Net asset value, offering price and redemption price per share	$8.82	$9.70	$10.22
Class R: Net assets	$1,866,154	$3,303,289	$5,083,841
Shares outstanding	211,119	338,892	498,076
Net asset value, offering price and redemption price per share	$8.84	$9.75	$10.21
Class R1: Net assets	$2,238,040	$3,673,643	$2,406,066
Shares outstanding	253,389	377,570	236,152
Net asset value, offering price and redemption price per share	$8.83	$9.73	$10.19
Class R2: Net assets	$5,241,513	$5,745,842	$6,275,784
Shares outstanding	594,594	591,198	615,010
Net asset value, offering price and redemption price per share	$8.82	$9.72	$10.20
Class R3: Net assets	$8,066,355	$15,719,044	$24,895,003
Shares outstanding	916,090	1,621,782	2,439,308
Net asset value, offering price and redemption price per share	$8.81	$9.69	$10.21
Class R4: Net assets	$6,135,581	$14,000,590	$19,936,012
Shares outstanding	697,238	1,443,899	1,952,058
Net asset value, offering price and redemption price per share	$8.80	$9.70	$10.21
Class R5: Net assets	$7,334,746	$13,146,531	$20,015,878
Shares outstanding	833,144	1,354,669	1,957,289
Net asset value, offering price and redemption price per share	$8.80	$9.70	$10.23
Series 1: Net assets	$2,443,493,605	$7,255,162,349	$7,017,924,234
Shares outstanding	278,229,052	750,145,429	688,860,053
Net asset value, offering price and redemption price per share	$8.78	$9.67	$10.19
Series 5: Net assets	—	$49,546,268	$21,981,412
Shares outstanding	—	5,127,281	2,156,614
Net asset value, offering price and redemption price per share	—	$9.66	$10.19
Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$9.27	$10.21	$10.76

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Lifestyle Portfolios	21

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 6-30-09 (Unaudited)

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative
Assets

Investments in affiliated funds, at value (Note 9)	$2,301,188,070	$1,814,830,531
Total investments, at value	2,301,188,070	1,814,830,531
Cash	30	30
Receivable for investments sold	3,729,908	—
Receivable for fund shares sold	1,232,594	1,775,925
Dividends and interest receivable	449,905	382,387
Receivable due from adviser	—	—
Total assets	2,306,600,507	1,816,988,873
Liabilities

Payable for investments purchased	466,199	1,201,172
Payable for fund shares repurchased	4,453,924	377,569
Payable to affiliates: Accounting and legal services fees	56,725	43,791
Transfer agent fees	29,000	26,222
Trustees’ fees	3,902	2,386
Other payables and accrued expenses	133,658	95,723
Total liabilities	5,143,408	1,746,863
Net assets

Capital paid-in	$2,795,234,092	$2,058,401,474
Undistributed net investment income (loss)	17,138,126	15,065,891
Accumulated undistributed net realized gain (loss) on investments	(254,190,688)	(144,248,097)
Net unrealized appreciation (depreciation) on investments	(256,724,431)	(113,977,258)
Net assets	$2,301,457,099	$1,815,242,010
Investments in affiliated funds, at cost	$2,557,912,501	$1,928,807,789
Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$104,835,091	$100,153,265
Shares outstanding	10,005,943	8,941,803
Net asset value and redemption price per share	$10.48	$11.20
Class B:[1] Net assets	$15,488,951	$15,793,051
Shares outstanding	1,482,010	1,411,912
Net asset value, offering price and redemption price per share	$10.45	$11.19
Class C:[1] Net assets	$82,242,445	$85,351,814
Shares outstanding	7,861,598	7,633,269
Net asset value, offering price and redemption price per share	$10.46	$11.18
Class R: Net assets	$2,000,427	$2,273,005
Shares outstanding	191,369	203,058
Net asset value, offering price and redemption price per share	$10.45	$11.19
Class R1: Net assets	$2,247,173	$2,804,284
Shares outstanding	214,682	250,374
Net asset value, offering price and redemption price per share	$10.47	$11.20
Class R2: Net assets	$2,357,472	$832,356
Shares outstanding	225,274	74,239
Net asset value, offering price and redemption price per share	$10.46	$11.21
Class R3: Net assets	$6,934,612	$7,375,249
Shares outstanding	662,815	658,834
Net asset value, offering price and redemption price per share	$10.46	$11.19
Class R4: Net assets	$4,328,403	$3,447,441
Shares outstanding	414,086	308,116
Net asset value, offering price and redemption price per share	$10.45	$11.19
Class R5: Net assets	$5,584,709	$6,345,117
Shares outstanding	533,222	565,979
Net asset value, offering price and redemption price per share	$10.47	$11.21
Series 1: Net assets	$2,066,009,914	$1,590,866,428
Shares outstanding	197,381,865	142,046,918
Net asset value, offering price and redemption price per share	$10.47	$11.20
Series 5: Net assets	$9,427,902	—
Shares outstanding	901,274	—
Net asset value, offering price and redemption price per share	$10.46	—
Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.03	$11.79

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

22	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the six months ended 6-30-09 (Unaudited)

These Statements of Operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced
Investment income

Income distributions received from affiliated underlying funds	—	$55,715,442	$96,656,582
Total investment income	—	55,715,442	96,656,582

Expenses

Investment management fees (Note 5)	$479,712	1,453,727	1,423,918
Distribution and service fees (Note 5)	1,087,441	3,344,743	3,315,949
Transfer agent fees (Note 5)	307,495	714,597	526,715
State registration fees	54,814	69,244	68,486
Accounting and legal services fees (Note 5)	193,596	590,675	585,310
Audit and legal fees	59,100	133,714	127,779
Printing and postage fees (Note 5)	23,819	55,322	41,918
Custodian fees	5,160	5,160	5,160
Trustees’ fees (Note 6)	25,285	73,079	69,449
Registration and filing fees	29,987	78,066	72,250
Miscellaneous	582	14,434	13,614
Total expenses	2,266,991	6,532,761	6,250,548

Net expense reduction (Note 5)	(138,853)	(137,141)	(36,990)
Net expenses	2,128,138	6,395,620	6,213,558

Net investment income (loss)	(2,128,138)	49,319,822	90,443,024

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(239,549,617)	(701,152,616)	(693,383,151)
	(239,549,617)	(701,152,616)	(693,383,151)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	485,177,390	1,449,400,700	1,402,631,015
	485,177,390	1,449,400,700	1,402,631,015
Net realized and unrealized gain (loss)	245,627,773	748,248,084	709,247,864
Increase (decrease) in net assets from operations	$243,499,635	$797,567,906	$799,690,888

See notes to financial statements

Semiannual report | Lifestyle Portfolios	23

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the six months ended 6-30-09 (Unaudited)

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative
Investment income

Income distributions received from affiliated underlying funds	$35,827,031	$32,745,539
Total investment income	35,827,031	32,745,539

Expenses

Investment management fees (Note 5)	430,120	341,582
Distribution and service fees (Note 5)	1,056,915	973,183
Transfer agent fees (Note 5)	160,278	141,965
State registration fees	52,437	53,778
Accounting and legal services fees (Note 5)	176,669	152,732
Audit and legal fees	48,644	36,897
Printing and postage fees (Note 5)	19,695	21,427
Custodian fees	5,160	5,160
Trustees’ fees (Note 6)	19,012	14,520
Registration and filing fees	25,066	23,385
Miscellaneous	450	318
Total expenses	1,994,446	1,764,947

Net expense reduction (Note 5)	(27,190)	(23,425)
Net expenses	1,967,256	1,741,522

Net investment income	33,859,775	31,004,017

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(171,119,021)	(100,455,107)
	(171,119,021)	(100,455,107)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	349,243,079	218,279,397
	349,243,079	218,279,397
Net realized and unrealized gain (loss)	178,124,058	117,824,290
Increase (decrease) in net assets from operations	$211,983,833	$148,828,307

See notes to financial statements

24	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolios’ net assets have changed during the period. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

Lifestyle Aggressive
	Six Months Ended 6-30-09 (Unaudited)	Year Ended 12-31-08
Increase (decrease) in net assets

From operations
Net investment income (loss)	($2,128,138)	$36,922,602
Net realized gain (loss)	(239,549,617)	(335,689,379)
Change in net unrealized appreciation (depreciation)	485,177,390	(1,321,229,979)
Increase (decrease) in net assets resulting	243,499,635	(1,619,996,756)
from operations

Distributions to shareholders
From net investment income
Class A	—	(770,001)
Class B	—	—
Class C	—	—
Class R	—	(1,815)
Class R1	—	(12,639)
Class R2	—	(12,613)
Class R3	—	(37,583)
Class R4	—	(64,605)
Class R5	—	(85,435)
Series 1	—	(35,705,581)
From net realized gain
Class A	—	(5,552,655)
Class B	—	(1,095,486)
Class C	—	(4,440,044)
Class R	—	(110,593)
Class R1	—	(126,438)
Class R2	—	(104,817)
Class R3	—	(418,658)
Class R4	—	(433,985)
Class R5	—	(402,984)
Series 1	—	(151,009,310)

Total distributions	—	(200,385,242)

From Fund share transactions (Note 8)	118,266,973	445,766,908

Total increase (decrease)	361,766,608	(1,374,615,090)

Net assets

Beginning of period	2,298,252,924	3,672,868,014
End of period	$2,660,019,532	$2,298,252,924

Undistributed net investment income (loss)	($1,896,858)	$231,280

See notes to financial statements

Semiannual report | Lifestyle Portfolios	25

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Growth
	Six Months Ended 6-30-09 (Unaudited)	Year Ended 12-31-08
Increase (decrease) in net assets

From operations
Net investment income (loss)	$49,319,822	$222,281,878
Net realized gain (loss)	(701,152,616)	(837,453,567)
Change in net unrealized appreciation (depreciation)	1,449,400,700	(3,342,761,433)
Increase (decrease) in net assets resulting	797,567,906	(3,957,933,122)
from operations

Distributions to shareholders
From net investment income
Class A	—	(6,760,004)
Class B	—	(878,511)
Class C	—	(3,541,992)
Class R	—	(44,937)
Class R1	—	(72,076)
Class R2	—	(169,988)
Class R3	—	(276,716)
Class R4	—	(337,019)
Class R5	—	(307,704)
Series 1	—	(206,683,776)
Series 5	—	(1,365,101)
From net realized gain
Class A	—	(12,859,693)
Class B	—	(2,755,787)
Class C	—	(10,576,406)
Class R	—	(123,292)
Class R1	—	(156,280)
Class R2	—	(325,034)
Class R3	—	(614,311)
Class R4	—	(641,118)
Class R5	—	(507,536)
Series 1	—	(323,698,472)
Series 5	—	(2,093,965)

Total distributions	—	(574,789,718)

From Fund share transactions (Note 8)	206,984,169	1,112,410,104

Total increase (decrease)	1,004,552,075	(3,420,312,736)

Net assets

Beginning of period	6,944,130,593	10,364,443,329
End of period	$7,948,682,668	$6,944,130,593

Undistributed net investment income (loss)	$51,151,537	$1,831,715

See notes to financial statements

26	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Balanced
	Six Months Ended 6-30-09 (Unaudited)	Year Ended 12-31-08
Increase (decrease) in net assets

From operations
Net investment income (loss)	$90,443,024	$325,528,791
Net realized gain (loss)	(693,383,151)	(694,154,458)
Change in net unrealized appreciation (depreciation)	1,402,631,015	(2,775,768,529)
Increase (decrease) in net assets resulting	799,690,888	(3,144,394,196)
from operations

Distributions to shareholders
From net investment income
Class A	(1,541,459)	(10,278,563)
Class B	(203,050)	(1,519,107)
Class C	(940,436)	(7,076,610)
Class R	(14,534)	(85,054)
Class R1	(9,720)	(33,334)
Class R2	(18,116)	(143,903)
Class R3	(115,061)	(752,040)
Class R4	(105,244)	(585,521)
Class R5	(119,133)	(644,826)
Series 1	(45,491,168)	(301,646,852)
Series 5	(136,726)	(828,353)
From net realized gain
Class A	—	(9,971,175)
Class B	—	(1,929,377)
Class C	—	(8,639,271)
Class R	—	(103,169)
Class R1	—	(35,726)
Class R2	—	(147,129)
Class R3	—	(771,338)
Class R4	—	(552,270)
Class R5	—	(607,725)
Series 1	—	(255,551,635)
Series 5	—	(717,450)

Total distributions	(48,694,647)	(602,620,428)

From Fund share transactions (Note 8)	125,691,119	955,073,423

Total increase (decrease)	876,687,360	(2,791,941,201)

Net assets

Beginning of period	6,819,487,682	9,611,428,883
End of period	$7,696,175,042	$6,819,487,682

Undistributed net investment income (loss)	$43,673,242	$1,924,865

See notes to financial statements

Semiannual report | Lifestyle Portfolios	27

F I N A N C I A L S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Moderate
	Six Months Ended 6-30-09 (Unaudited)	Year Ended 12-31-08
Increase (decrease) in net assets

From operations
Net investment income (loss)	$33,859,775	$116,401,202
Net realized gain (loss)	(171,119,021)	(55,796,817)
Change in net unrealized appreciation (depreciation)	349,243,079	(694,746,436)
Increase (decrease) in net assets resulting	211,983,833	(634,142,051)
from operations

Distributions to shareholders
From net investment income
Class A	(658,773)	(4,339,766)
Class B	(76,123)	(585,242)
Class C	(411,153)	(2,970,127)
Class R	(8,457)	(40,923)
Class R1	(11,665)	(62,532)
Class R2	(1,825)	(10,871)
Class R3	(36,667)	(246,261)
Class R4	(28,252)	(184,974)
Class R5	(40,429)	(291,691)
Series 1	(15,962,447)	(106,725,494)
Series 5	(69,114)	(357,684)
From net realized gain
Class A	—	(2,238,230)
Class B	—	(366,168)
Class C	—	(1,828,820)
Class R	—	(25,903)
Class R1	—	(33,889)
Class R2	—	(4,871)
Class R3	—	(139,064)
Class R4	—	(96,988)
Class R5	—	(138,806)
Series 1	—	(49,026,507)
Series 5	—	(174,587)

Total distributions	(17,304,905)	(169,889,398)

From Fund share transactions (Note 8)	55,662,796	337,315,014

Total increase (decrease)	250,341,724	(466,716,435)

Net assets

Beginning of period	2,051,115,375	2,517,831,810
End of period	$2,301,457,099	$2,051,115,375

Undistributed net investment income (loss)	$17,138,126	$583,256

See notes to financial statements

28	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Conservative
	Six Months Ended 6-30-09 (Unaudited)	Year Ended 12-31-08
Increase (decrease) in net assets

From operations
Net investment income (loss)	$31,004,017	$94,696,750
Net realized gain (loss)	(100,455,107)	(10,114,701)
Change in net unrealized appreciation (depreciation)	218,279,397	(362,573,083)
Increase (decrease) in net assets resulting	148,828,307	(277,991,034)
from operations

Distributions to shareholders
From net investment income
Class A	(799,307)	(4,572,782)
Class B	(104,494)	(580,704)
Class C	(538,909)	(3,488,207)
Class R	(12,288)	(38,412)
Class R1	(22,103)	(74,694)
Class R2	(4,337)	(189,409)
Class R3	(57,548)	(334,098)
Class R4	(22,370)	(194,620)
Class R5	(55,113)	(190,553)
Series 1	(14,945,691)	(84,407,205)
From net realized gain
Class A	—	(2,221,568)
Class B	—	(328,151)
Class C	—	(1,925,144)
Class R	—	(23,621)
Class R1	—	(47,507)
Class R2	—	(92,847)
Class R3	—	(143,882)
Class R4	—	(86,428)
Class R5	—	(102,648)
Series 1	—	(36,054,246)

Total distributions	(16,562,160)	(135,096,726)

From Fund share transactions (Note 8)	97,005,572	492,710,351

Total increase (decrease)	229,271,719	79,622,591

Net assets

Beginning of period	1,585,970,291	1,506,347,700
End of period	$1,815,242,010	$1,585,970,291

Undistributed net investment income (loss)	$15,065,891	$624,034

See notes to financial statements

Semiannual report | Lifestyle Portfolios	29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

These Financial Highlights show how each Portfolio’s net asset value for a share has changed since the beginning of the period.

Lifestyle Aggressive
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

6-30-2009[15]	8.02	(0.03)	0.82	0.79	—	—	—	—	8.81	9.85[5,6]	0.80[8]	0.65[8,9]	(0.65)[8]	95	18
12-31-2008	15.22	0.10	(6.58)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.02	(42.40)[5]	0.66[7]	0.61[9]	0.77	78	36
12-31-2007	14.72	0.11	1.05	1.16	(0.12)	(0.54)	—	(0.66)	15.22	8.00[5]	0.59[7]	0.59[9]	0.69	116	21
12-31-2006[10]	14.06	0.08	1.24	1.32	(0.37)	(0.29)	—	(0.66)	14.72	9.40[5,6]	0.65[7,8]	0.64[8]	1.69[8]	56	5
8-31-2006	12.63	(0.07)	1.56	1.49	(0.06)	—	—	(0.06)	14.06	11.85	0.84	0.65	(0.59)	35	23

CLASS B

6-30-2009[15]	8.06	(0.05)	0.81	0.76	—	—	—	—	8.82	9.43[5,6]	1.67[8]	1.36[8,9]	(1.36)[8]	18	18
12-31-2008	15.23	—	(6.54)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.84)[5]	1.51[7]	1.35[9]	0.01	16	36
12-31-2007	14.72	(0.02)	1.07	1.05	—	(0.54)	—	(0.54)	15.23	7.23[5]	1.37[7]	1.35[9]	(0.13)	24	21
12-31-2006[10]	14.00	0.05	1.23	1.28	(0.27)	(0.29)	—	(0.56)	14.72	9.15[5]	1.54[7,8]	1.35[8]	1.07[8]	13	5
8-31-2006	12.63	(0.15)	1.56	1.41	(0.04)	—	—	(0.04)	14.00	11.22	2.00	1.34	(1.23)	8	23

CLASS C

6-30-2009[15]	8.06	(0.05)	0.81	0.76	—	—	—	—	8.82	9.43[5,6]	1.48[8]	1.36[8,9]	(1.36)[8]	73	18
12-31-2008	15.23	0.01	(6.55)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.79)[5]	1.36[7]	1.31[9]	0.05	62	36
12-31-2007	14.73	—[11]	1.05	1.05	(0.01)	(0.54)	—	(0.55)	15.23	7.21[5]	1.32[7]	1.31[9]	0.03	95	21
12-31-2006[10]	14.00	0.05	1.24	1.29	(0.27)	(0.29)	—	(0.56)	14.73	9.22[5,6]	1.36[7,8]	1.35[8]	1.10[8]	39	5
8-31-2006	12.63	(0.15)	1.57	1.42	(0.05)	—	—	(0.05)	14.00	11.22	1.60	1.34	(1.27)	25	23

CLASS R

6-30-2009[15]	8.08	(0.05)	0.81	0.76	—	—	—	—	8.84	9.41[5,6]	2.20[8]	1.32[8,9]	(1.32)[8]	2	18
12-31-2008	15.28	0.05	(6.61)	(6.56)	(0.01)	(0.63)	—	(0.64)	8.08	(42.76)[5]	2.06[7]	1.29[9]	0.42	2	36
12-31-2007	14.79	0.11	0.98	1.09	(0.06)	(0.54)	—	(0.60)	15.28	7.48[5]	3.66[7]	1.08[9,12]	0.69	1	21
12-31-2006[10,13]	14.11	0.13	1.17	1.30	(0.33)	(0.29)	—	(0.62)	14.79	9.22[5,6]	10.66[7,8]	0.95[8]	2.94[8]	—[14]	5

CLASS R1

6-30-2009[15]	8.05	(0.04)	0.82	0.78	—	—	—	—	8.83	9.69[5,6]	1.61[8]	0.94[8,9]	(0.94)[8]	2	18
12-31-2008	15.27	0.10	(6.63)	(6.53)	(0.06)	(0.63)	—	(0.69)	8.05	(42.56)[5]	1.49[7]	0.85[9]	0.83	2	36
12-31-2007	14.76	0.15	1.00	1.15	(0.10)	(0.54)	—	(0.64)	15.27	7.92[5]	3.54[7]	0.72[9,12]	0.92	1	21
12-31-2006[10,13]	14.11	0.08	1.23	1.31	(0.37)	(0.29)	—	(0.66)	14.76	9.25[5,6]	12.89[7,8]	0.70[8]	1.79[8]	—[14]	5

CLASS R2

6-30-2009[15]	8.03	(0.03)	0.82	0.79	—	—	—	—	8.82	9.84[5,6]	1.57[8]	0.78[8,9]	(0.78)[8]	5	18
12-31-2008	15.24	0.07	(6.58)	(6.51)	(0.07)	(0.63)	—	(0.70)	8.03	(42.49)[5]	1.26[7]	0.70[9]	0.58	2	36
12-31-2007	14.74	0.37	0.81	1.18	(0.14)	(0.54)	—	(0.68)	15.24	8.13[5]	2.62[7]	0.52[9,12]	2.31	3	21
12-31-2006[10,13]	14.11	0.09	1.23	1.32	(0.40)	(0.29)	—	(0.69)	14.74	9.37[5,6]	12.24[7,8]	0.45[8]	2.07[8]	—[14]	5

CLASS R3

6-30-2009[15]	8.03	(0.04)	0.82	0.78	—	—	—	—	8.81	9.71[5,6]	0.90[8]	0.90[8,9]	(0.90)[8]	8	18
12-31-2008	15.22	0.07	(6.57)	(6.50)	(0.06)	(0.63)	—	(0.69)	8.03	(42.54)[5]	0.91[7]	0.86[9]	0.59	6	36
12-31-2007	14.72	0.11	1.03	1.14	(0.10)	(0.54)	—	(0.64)	15.22	7.85[5]	1.21[7]	0.81[9,12]	0.68	7	21
12-31-2006[10]	14.06	0.08	1.24	1.32	(0.37)	(0.29)	—	(0.66)	14.72	9.36[5,6]	2.21[7,8]	0.72[8]	1.70[8]	2	5
8-31-2006	12.63	(0.05)	1.54	1.49	(0.06)	—	—	(0.06)	14.06	11.81	8.07	0.69	(0.47)	1	23

CLASS R4

6-30-2009[15]	8.01	(0.02)	0.81	0.79	—	—	—	—	8.80	9.86[5,6]	0.57[8]	0.57[8,9]	(0.57)[8]	6	18
12-31-2008	15.21	0.18	(6.66)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.01	(42.38)[5]	0.66[7]	0.56[9]	1.56	6	36
12-31-2007	14.71	0.11	1.07	1.18	(0.14)	(0.54)	—	(0.68)	15.21	8.13[5]	0.96[7]	0.54[9,12]	0.70	5	21
12-31-2006[10]	14.07	0.08	1.25	1.33	(0.40)	(0.29)	—	(0.69)	14.71	9.46[5,6]	1.38[7,8]	0.53[8]	1.71[8]	2	5
8-31-2006	12.63	(0.05)	1.55	1.50	(0.06)	—	—	(0.06)	14.07	11.94	4.08	0.49	(0.38)	2	23

CLASS R5

6-30-2009[15]	8.00	(0.01)	0.81	0.80	—	—	—	—	8.80	10.00[5,6]	0.29[8]	0.29[8,9]	(0.28)[8]	7	18
12-31-2008	15.21	0.17	(6.62)	(6.45)	(0.13)	(0.63)	—	(0.76)	8.00	(42.18)[5]	0.32[7]	0.24[9]	1.42	6	36
12-31-2007	14.71	0.22	1.00	1.22	(0.18)	(0.54)	—	(0.72)	15.21	8.42[5]	1.11[7]	0.23[9,12]	1.40	3	21
12-31-2006[10]	14.09	0.09	1.26	1.35	(0.44)	(0.29)	—	(0.73)	14.71	9.57[5,6]	4.07[7,8]	0.23[8]	1.90[8]	1	5
8-31-2006	12.63	0.01	1.52	1.53	(0.07)	—	—	(0.07)	14.09	12.16	8.26	0.20	0.05	—	23

See notes to financial statements

30	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Aggressive continued
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

SERIES 1

6-30-2009[15]	7.98	—	0.80	0.80	—	—	—	—	8.78	10.03[5,6]	0.12[8]	0.12[8,9]	(0.12)[8]	2,443	18
12-31-2008	15.18	0.15	(6.57)	(6.42)	(0.15)	(0.63)	—	(0.78)	7.98	(42.08)[5]	0.12[7]	0.12[9]	1.24	2,120	36
12-31-2007	14.68	0.15	1.09	1.24	(0.20)	(0.54)	—	(0.74)	15.18	8.54	0.11	0.11[9]	0.94	3,416	21
12-31-2006[10]	14.07	0.10	1.25	1.35	(0.45)	(0.29)	—	(0.74)	14.68	9.59[6]	0.11[8]	0.11[8]	2.09[8]	2,782	5
8-31-2006	12.60	0.06	1.48	1.54	(0.07)	—	—	(0.07)	14.07	12.27	0.11	0.11	0.48	2,422	23

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges for Class A, Class B and Class C shares.

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Annualized.

9 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.

The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period ended	Lifestyle Aggressive
6/30/09	0.47–1.75%
12/31/08	0.34%–1.18%
12/31/07	0.34%–1.38%

10 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

11 Less than $0.01 per share.

12 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

13 Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class R, Class R1 and Class R2 shares began operations on 9-18-06 and Series 1 shares began operation on 10-15-05.

14 Less than $500,000.

15 Unaudited.

Lifestyle Growth
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

6-30-2009[5]	8.73	0.04	0.93	0.97	—	—	—	—	9.70	11.11[6,7]	0.66[8]	0.63[8,9]	0.97[8]	292	19
12-31-2008	15.05	0.27	(5.85)	(5.58)	(0.26)	(0.48)	—	(0.74)	8.73	(36.89)[6]	0.59[11]	0.57[9]	2.14	251	37
12-31-2007	14.72	0.28	0.73	1.01	(0.23)	(0.45)	—	(0.68)	15.05	6.96[6]	0.54[11]	0.53[9]	1.79	332	18
12-31-2006[12]	14.63	0.16	1.01	1.17	(0.43)	(0.36)	(0.29)	(1.08)	14.72	8.00[6,7]	0.58[8,11]	0.58[8]	3.18[8]	165	4[7]
8-31-2006[13]	13.35	0.07	1.28	1.35	(0.07)	—	—	(0.07)	14.63	10.18[6,7]	0.72[8,11]	0.61[8]	0.55[8]	103	26[7]

CLASS B

6-30-2009[5]	8.77	0.01	0.93	0.94	—	—	—	—	9.71	10.72[6,7]	1.52[8]	1.36[8,9]	0.23[8]	60	19
12-31-2008	15.06	0.16	(5.81)	(5.65)	(0.16)	(0.48)	—	(0.64)	8.77	(37.35)	1.41[11]	1.32[9]	1.30	54	37
12-31-2007	14.73	0.16	0.73	0.89	(0.11)	(0.45)	—	(0.56)	15.06	6.14[6,11]	1.30[11]	1.29[9]	1.02	78	18
12-31-2006[12]	14.57	0.12	1.01	1.13	(0.36)	(0.36)	(0.25)	(0.97)	14.73	7.77[6,11]	1.40[8,11]	1.35[8]	2.45[8]	39	4[7]
8-31-2006[13]	13.35	(0.02)	1.30	1.28	(0.06)	—	—	(0.06)	14.57	9.57[6,11]	1.69[8,11]	1.34[8]	(0.19)[8]	24	26[7]

See notes to financial statements

Semiannual report | Lifestyle Portfolios	31

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Growth continued
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS C

6-30-2009[5]	8.76	0.01	0.93	0.94	—	—	—	—	9.70	10.73[6,7]	1.37[8]	1.33[8,9]	0.27[8]	236	19
12-31-2008	15.05	0.17	(5.81)	(5.64)	(0.17)	(0.48)	—	(0.65)	8.76	(37.33)[6]	1.30[11]	1.29[9]	1.36	206	37
12-31-2007	14.72	0.16	0.74	0.90	(0.12)	(0.45)	—	(0.57)	15.05	6.19[6]	1.25[11]	1.25[9]	1.05	294	18
12-31-2006[12]	14.57	0.13	0.99	1.12	(0.36)	(0.36)	(0.25)	(0.97)	14.72	7.73[6,7]	1.29[8,11]	1.29[8]	2.53[8]	152	4[7]
8-31-2006[13]	13.35	(0.02)	1.30	1.28	(0.06)	—	—	(0.06)	14.57	9.57[6,7]	1.44[8,11]	1.33[8]	(0.14)[8]	93	26[7]

CLASS R

6-30-2009[5]	8.80	0.02	0.93	0.95	—	—	—	—	9.75	10.80[6,7]	1.82[8]	1.27[8,9]	0.37[8]	3	19
12-31-2008	15.12	0.30	(5.96)	(5.66)	(0.18)	(0.48)	—	(0.66)	8.80	(37.26)[6]	1.87[11]	1.19[9]	2.46	2	37
12-31-2007	14.79	0.27	0.67	0.94	(0.16)	(0.45)	—	(0.61)	15.12	6.47[6]	5.27[11]	1.06[9,10]	1.72	1	18
12-31-200612, 13	14.70	0.15	0.98	1.13	(0.40)	(0.36)	(0.28)	(1.04)	14.79	7.64[6,7]	12.41[8,11]	0.95[8]	3.39[8]	—[14]	4[7]

CLASS R1

6-30-2009[5]	8.77	0.03	0.93	0.96	—	—	—	—	9.73	10.95[6,7]	1.28[8]	0.93[8,9]	0.69[8]	4	19
12-31-2008	15.10	0.34	(5.96)	(5.62)	(0.23)	(0.48)	—	(0.71)	8.77	(37.05)[6]	1.34[11]	0.83[9]	2.81	3	37
12-31-2007	14.77	0.32	0.66	0.98	(0.20)	(0.45)	—	(0.65)	15.10	6.75[6]	2.42[11]	0.73[9,10]	2.02	2	18
12-31-2006[12,13]	14.70	0.14	1.00	1.14	(0.42)	(0.36)	(0.29)	(1.07)	14.77	7.75[6,7]	12.95[8,11]	0.69[8]	3.23[8]	—[14]	4[7]

CLASS R2

6-30-2009[5]	8.75	0.04	0.93	0.97	—	—	—	—	9.72	11.09[6,7]	1.16[8]	0.66[8,9]	0.89[8]	6	19
12-31-2008	15.06	0.35	(5.92)	(5.57)	(0.26)	(0.48)	—	(0.74)	8.75	(36.80)[6]	0.67[11]	0.52[9]	2.87	6	37
12-31-2007	14.74	0.31	0.69	1.00	(0.23)	(0.45)	—	(0.68)	15.06	6.91[6]	3.18[11]	0.62[9,10]	1.95	1	18
12-31-2006[12,13]	14.70	0.15	0.99	1.14	(0.44)	(0.36)	(0.30)	(1.10)	14.74	7.80[6,7]	12.74[8,11]	0.45[8]	3.48[8]	—[14]	4[7]

CLASS R3

6-30-2009[5]	8.73	0.03	0.93	0.96	—	—	—	—	9.69	11.00[7]	0.85[8]	0.85[8,9]	0.77[8]	16	19
12-31-2008	15.03	0.24	(5.84)	(5.60)	(0.22)	(0.48)	—	(0.70)	8.73	(37.06)[6]	0.84[11]	0.83[9]	1.93	12	37
12-31-2007	14.71	0.28	0.69	0.97	(0.20)	(0.45)	—	(0.65)	15.03	6.69[6]	0.98[11]	0.80[9,10]	1.83	14	18
12-31-2006[12]	14.61	0.16	1.01	1.17	(0.42)	(0.36)	(0.29)	(1.07)	14.71	8.00[6,7]	1.35[8,11]	0.71[8]	3.13[8]	4	4[7]
8-31-2006[13]	13.35	0.07	1.26	1.33	(0.07)	—	—	(0.07)	14.61	9.98[6,7]	5.07[8,11]	0.68[8]	0.62[8]	2	26[7]

CLASS R4

6-30-2009[5]	8.72	0.05	0.93	0.98	—	—	—	—	9.70	11.24[6,7]	0.51[8]	0.51[8,9]	1.11[8]	14	19
12-31-2008	15.03	0.29	(5.86)	(5.57)	(0.26)	(0.48)	—	(0.74)	8.72	(36.87)[6]	0.56[11]	0.56[9]	2.34	13	37
12-31-2007	14.71	0.27	0.74	1.01	(0.24)	(0.45)	—	(0.69)	15.03	6.95[6]	0.64[9,10]	0.53[9,10]	1.76	15	18
12-31-2006[12]	14.64	0.16	1.01	1.17	(0.44)	(0.36)	(0.30)	(1.10)	14.71	8.04[6,7]	0.80[8,11]	0.53[8]	3.12[8]	7	4[7]
8-31-2006[13]	13.35	0.08	1.29	1.37	(0.08)	—	—	(0.08)	14.64	10.26[6,7]	1.78[8,11]	0.49[8]	0.69[8]	5	26[7]

CLASS R5

6-30-2009[5]	8.72	0.06	0.92	0.98	—	—	—	—	9.70	11.24[7]	0.23[8]	0.23[8,9]	1.40[8]	13	19
12-31-2008	15.04	0.33	(5.87)	(5.54)	(0.30)	(0.48)	—	(0.78)	8.72	(36.64)[6]	0.24[11]	0.24[9]	2.67	10	37
12-31-2007	14.71	0.39	0.67	1.06	(0.28)	(0.45)	—	(0.73)	15.04	7.31[6]	0.54[11]	0.21[9,10]	2.53	8	18
12-31-2006[12]	14.66	0.18	1.02	1.20	(0.47)	(0.36)	(0.32)	(1.15)	14.71	8.15[6,7]	1.40[8,11]	0.20[8]	3.54[8]	2	4[7]
8-31-2006[13]	13.35	0.09	1.30	1.39	(0.08)	—	—	(0.08)	14.66	10.47[6,7]	2.52[11]	0.19[8]	0.70[8]	2	26[7]

SERIES 1

6-30-2009[5]	8.68	0.06	0.93	0.99	—	—	—	—	9.67	11.41[6,7]	0.12[8]	0.12[8,9]	1.48[8]	7,255	19
12-31-2008	15.00	0.32	(5.85)	(5.53)	(0.31)	(0.48)	—	(0.79)	8.68	(36.63)[6]	0.12	0.12[9]	2.49	6,345	37
12-31-2007	14.67	0.30	0.77	1.07	(0.29)	(0.45)	—	(0.74)	15.00	7.44[6]	0.11	0.11[9]	1.94	9,574	18
12-31-2006[12]	14.63	0.17	1.03	1.20	(0.48)	(0.36)	(0.32)	(1.16)	14.67	8.18[7]	0.11[8]	0.11[8]	3.34[8]	8,059	4[7]
8-31-2006[13]	13.31	0.15	1.25	1.40	(0.08)	—	—	(0.08)	14.63	10.58[7]	0.11[8]	0.11[8]	1.17[8]	7,081	26[7]

SERIES 5

6-30-2009[5]	8.67	0.07	0.92	0.99	—	—	—	—	9.66	11.42[7]	0.07[8]	0.07[8,9]	1.54[8]	50	19
12-31-2008	14.98	0.35	(5.86)	(5.51)	(0.32)	(0.48)	—	(0.80)	8.67	(36.57)[6]	0.07	0.07[9]	2.78	41	37
12-31-2007	14.66	0.37	0.70	1.07	(0.30)	(0.45)	—	(0.75)	14.98	7.42[6]	0.06	0.06[9]	2.39	46	18
12-31-2006[12]	14.62	0.24	0.97	1.21	(0.48)	(0.36)	(0.33)	(1.17)	14.66	8.24[7]	0.06[8]	0.06[8]	4.68[8]	15	4[7]
8-31-2006[15]	14.40	—[16]	0.22	0.22	—	—	—	—	14.62	1.53[7]	0.06[8]	0.06[8]	(0.02)[8]	3	26[7]

See notes to financial statements

32	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges for Class A, Class B and Class C shares.

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.

The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period Ended	Lifestyle Growth
6/30/09	0.47%–1.75%
12/31/08	0.49%–2.84%
12/31/07	0.79%–0.91%

10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

11 Does not take into consideration expense reductions during the periods shown.

12 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

13 Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class R, Class R1 and Class R2 shares began operations on 9-18-06 and Class 1 shares began operation on 10-15-05.

14 Less than $500,000.

15 Series 5 shares began operation on 7-3-06.

16 Less than $0.01 per share.

Lifestyle Balanced
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

6-30-2009[5]	9.22	0.10	0.96	1.06	(0.06)	—	—	(0.06)	10.22	11.57[6,7]	0.59[8]	0.59[8,10]	2.25[8]	289	22
12-31-2008	14.54	0.45	(4.96)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.22	(31.63)[7]	0.54[9]	0.54[10]	3.60	249	36
12-31-2007	14.37	0.42	0.42	0.84	(0.35)	(0.32)	—	(0.67)	14.54	5.90[7]	0.51[9]	0.50[10]	2.84	284	14
12-31-2006[11]	14.38	0.24	0.81	1.05	(0.43)	(0.27)	(0.36)	(1.06)	14.37	7.25[6]	0.55[8]	0.55[8]	4.77[8]	125	3[6]
8-31-2006[12]	13.35	0.19	1.01	1.20	(0.17)	—[13]	—	(0.17)	14.38	9.08[6,7]	0.70[8,9]	0.58[8]	1.60[8]	81	23[6]

CLASS B

6-30-2009[5]	9.21	0.07	0.96	1.03	(0.04)	—	—	(0.04)	10.20	11.26[6,7]	1.43[8]	1.36[8,10]	1.47[8]	51	22
12-31-2008	14.53	0.33	(4.94)	(4.61)	(0.32)	(0.39)	—	(0.71)	9.21	(32.22)[7]	1.36[9]	1.32[10]	2.66	46	36
12-31-2007	14.37	0.29	0.42	0.71	(0.23)	(0.32)	—	(0.55)	14.53	5.02[7]	1.30[9]	1.30[10]	1.95	60	14
12-31-2006[11]	14.37	0.20	0.81	1.01	(0.40)	(0.27)	(0.34)	(1.01)	14.37	6.96[6,7]	1.41[8,9]	1.34[8]	4.00[8]	32	3[6]
8-31-2006[12]	13.35	0.10	1.02	1.12	(0.10)	—[13]	—	(0.10)	14.37	8.47[6,7]	1.73[8,9]	1.34[8]	0.84[8]	20	23[6]

CLASS C

6-30-2009[5]	9.22	0.07	0.97	1.04	(0.04)	—	—	(0.04)	10.22	11.38[6,7]	1.29[8]	1.29[8,10]	1.54[8]	237	22
12-31-2008	14.55	0.34	(4.95)	(4.61)	(0.33)	(0.39)	—	(0.72)	9.22	(32.19)[7]	1.24[9]	1.24[10]	2.76	209	36
12-31-2007	14.39	0.31	0.42	0.73	(0.25)	(0.32)	—	(0.57)	14.55	5.10[7]	1.22[9]	1.21[10]	2.09	268	14
12-31-2006[11]	14.38	0.20	0.82	1.02	(0.40)	(0.27)	(0.34)	(1.01)	14.39	7.03[6]	1.25[8]	1.25[8]	4.10[8]	128	3[6]
8-31-2006[12]	13.35	0.12	1.01	1.13	(0.10)	—[13]	—	(0.10)	14.38	8.55[6,7]	1.41[8,9]	1.29[8]	0.97[8]	79	23[6]

CLASS R

6-30-2009[5]	9.22	0.08	0.95	1.03	(0.04)	—	—	(0.04)	10.21	11.27[6,7]	1.72[8]	1.28[8,10]	1.72[8]	5	22
12-31-2008	14.54	0.50	(5.09)	(4.59)	(0.34)	(0.39)	—	(0.73)	9.22	(32.09)[7]	1.88[9]	1.22[10]	4.29	3	36
12-31-2007	14.39	0.36	0.40	0.76	(0.29)	(0.32)	—	(0.61)	14.54	5.31[7]	4.49[9]	1.07[10,14]	2.40	1	14
12-31-2006[11,12]	14.44	0.32	0.66	0.98	(0.41)	(0.27)	(0.35)	(1.03)	14.39	6.79[6,7]	8.41[8,9]	0.95[8]	7.37[8]	—[15]	3[6]

CLASS R1

6-30-2009[5]	9.20	0.09	0.95	1.04	(0.05)	—	—	(0.05)	10.19	11.37[6,7]	1.74[8]	1.04[8,10]	1.95[8]	2	22
12-31-2008	14.53	0.44	(5.01)	(4.57)	(0.37)	(0.39)	—	(0.76)	9.20	(32.01)[7]	2.58[9]	1.06[10]	3.69	1	36
12-31-2007	14.38	0.49	0.31	0.80	(0.33)	(0.32)	—	(0.65)	14.53	5.58[7]	7.35[9]	0.78[10,14]	3.25	1	14
12-31-2006[11,12]	14.44	0.21	0.78	0.99	(0.42)	(0.27)	(0.36)	(1.05)	14.38	6.84[6,7]	13.06[8,9]	0.70[8]	4.96[8]	—[15]	3[6]

CLASS R2

6-30-2009[5]	9.20	0.10	0.96	1.06	(0.06)	—	—	(0.06)	10.20	11.58[6,7]	1.17[8]	0.69[8,10]	2.14[8]	6	22
12-31-2008	14.51	0.45	(4.96)	(4.51)	(0.41)	(0.39)	—	(0.80)	9.20	(31.68)[7]	0.87[9]	0.56[10]	3.62	4	36
12-31-2007	14.37	0.43	0.39	0.82	(0.36)	(0.32)	—	(0.68)	14.51	5.77[7]	2.84[9]	0.56[10,14]	2.90	1	14
12-31-2006[11,12]	14.44	0.22	0.77	0.99	(0.43)	(0.27)	(0.36)	(1.06)	14.37	6.90[6,7]	12.70[8,9]	0.45[8]	5.21[8]	—[15]	3[6]

See notes to financial statements

Semiannual report | Lifestyle Portfolios	33

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Balanced continued
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS R3

6-30-2009[5]	9.20	0.10	0.96	1.06	(0.05)	—	—	(0.05)	10.21	11.64[6,7]	0.82[8]	0.82[8,10]	2.08[8]	25	22
12-31-2008	14.52	0.40	(4.95)	(4.55)	(0.38)	(0.39)	—	(0.77)	9.20	(31.89)[7]	0.81[9]	0.80[10]	3.21	20	36
12-31-2007	14.36	0.43	0.37	0.80	(0.32)	(0.32)	—	(0.64)	14.52	5.65[7]	0.85[9]	0.76[10,14]	2.90	23	14
12-31-2006[11]	14.37	0.22	0.82	1.04	(0.42)	(0.27)	(0.36)	(1.05)	14.36	7.22[6,7]	1.24[8,9]	0.72[8]	4.55[8]	5	3[6]
8-31-2006[12]	13.35	0.36	0.82	1.18	(0.16)	—[13]	—	(0.16)	14.37	8.92[6,7]	3.70[8,9]	0.69[8]	3.10[8]	3	23[6]

CLASS R4

6-30-2009[5]	9.20	0.11	0.96	1.07	(0.06)	—	—	(0.06)	10.21	11.70[6,7]	0.52[8]	0.52[8,10]	2.44[8]	20	22
12-31-2008	14.52	0.43	(4.94)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.20	(31.68)[7]	0.52[9]	0.52[10]	3.51	14	36
12-31-2007	14.36	0.39	0.45	0.84	(0.36)	(0.32)	—	(0.68)	14.52	5.91[7]	0.58[9]	0.51[10,14]	2.63	18	14
12-31-2006[11]	14.38	0.23	0.81	1.04	(0.43)	(0.27)	(0.36)	(1.06)	14.36	7.27[6,7]	0.70[8,9]	0.52[8]	4.55[8]	10	3[6]
8-31-2006[12]	13.35	0.16	1.06	1.22	(0.19)	—[13]	—	(0.19)	14.38	9.19[6,7]	1.46[8,9]	0.48[8]	1.37[8]	7	23[6]

CLASS R5

6-30-2009[5]	9.21	0.13	0.96	1.09	(0.07)	—	—	(0.07)	10.23	11.88[6,7]	0.21[8]	0.21[8,10]	2.76[8]	20	22
12-31-2008	14.52	0.54	(5.01)	(4.47)	(0.45)	(0.39)	—	(0.84)	9.21	(31.40)[7]	0.21[9]	0.21[10]	4.46	15	36
12-31-2007	14.36	0.50	0.38	0.88	(0.40)	(0.32)	—	(0.72)	14.52	6.18[7]	0.43[9]	0.21[10,14]	3.35	10	14
12-31-2006[11]	14.38	0.24	0.82	1.06	(0.44)	(0.27)	(0.37)	(1.08)	14.36	7.41[6,7]	1.69[8,9]	0.20[8]	4.85[8]	2	3[6]
8-31-2006[12]	13.35	0.18	1.06	1.24	(0.21)	—[13]	—	(0.21)	14.38	9.39[6,7]	2.58[8,9]	0.19[8]	1.48[8]	1	23[6]

SERIES 1

6-30-2009[5]	9.17	0.12	0.97	1.09	(0.07)	—	—	(0.07)	10.19	11.96[6,7]	0.12[8]	0.12[8,10]	2.72[8]	7,018	22
12-31-2008	14.47	0.47	(4.91)	(4.44)	(0.47)	(0.39)	—	(0.86)	9.17	(31.37)	0.12[9]	0.12[10]	3.79	6,241	36
12-31-2007	14.31	0.42	0.47	0.89	(0.41)	(0.32)	—	(0.73)	14.47	6.30	0.11[9]	0.11[10]	2.84	8,928	14
12-31-2006[11]	14.34	0.24	0.82	1.06	(0.45)	(0.27)	(0.37)	(1.09)	14.31	7.40[6]	0.11[8]	0.11[8]	4.84[8]	7,609	3[6]
8-31-2006[12]	13.31	0.22	1.03	1.25	(0.22)	—[13]	—	(0.22)	14.34	9.47[6]	0.11[8]	0.11[8]	1.81[8]	6,736	23[6]

SERIES 5

6-30-2009[5]	9.17	0.13	0.96	1.09	(0.07)	—	—	(0.07)	10.19	11.97[6,7]	0.07[8]	0.07[8,10]	2.82[8]	22	22
12-31-2008	14.48	0.50	(4.95)	(4.45)	(0.47)	(0.39)	—	(0.86)	9.17	(31.38)	0.07[9]	0.07[10]	4.07	18	36
12-31-2007	14.32	0.50	0.40	0.90	(0.42)	(0.32)	—	(0.74)	14.48	6.35	0.06[9]	0.06[10]	3.39	19	14
12-31-2006[11]	14.35	0.33	0.74	1.07	(0.45)	(0.27)	(0.38)	(1.10)	14.32	7.42[6]	0.06[8]	0.06[8]	6.63[8]	7	3[6]
8-31-2006[16]	14.17	—	0.31	0.31	(0.13)	—	—	(0.13)	14.35	2.23[6]	0.01[8]	0.01[8]	(0.01)[8]	1	23[6]

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges for Class A, Class B and Class C shares.

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.

The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period ended	Lifestyle Balanced
6/30/09	0.47%–1.75%
12/31/08	0.49%–2.84%
12/31/07	0.79%–0.91%

11 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

12 Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class R, Class R1 and Class R2 shares began operations on 9-18-06 and Series 1 shares began operation on 10-15-05.

13 Less than $0.01 per share.

14 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

15 Less than $500,000.

16 Series 5 shares began operation on 7-3-06.

See notes to financial statements

34	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Moderate
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

6-30-2009[5]	9.59	0.14	0.82	0.96	(0.07)	—	—	(0.07)	10.48	10.13[6,10]	0.58[11]	0.58[8,11]	2.96[11]	105	23
12-31-2008	13.57	0.58	(3.76)	(3.18)	(0.54)	(0.26)	—	(0.80)	9.59	(23.88)[6]	0.53[7]	0.53[8]	4.81	86	32
12-31-2007	13.53	0.50	0.14	0.64	(0.41)	(0.19)	—	(0.60)	13.57	4.78[6]	0.53[7]	0.53[8]	3.57	76	13
12-31-2006[9]	13.64	0.27	0.52	0.79	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.77[6,10]	0.57[7,11]	0.56[11]	5.86[11]	37	1[10]
8-31-2006[13]	12.94	0.25	0.66	0.91	(0.21)	—	—	(0.21)	13.64	7. 10[6,10]	0.83[7,11]	0.57[11]	2.21[11]	25	24[10]

CLASS B

6-30-2009[5]	9.58	0.10	0.82	0.92	(0.05)	—	—	(0.05)	10.45	9.71[6,10]	1.45[11]	1.35[8,11]	2.15[11]	15	23
12-31-2008	13.56	0.45	(3.74)	(3.29)	(0.43)	(0.26)	—	(0.69)	9.58	(24.56)[6]	1.39[7]	1.36[8]	3.70	14	32
12-31-2007	13.52	0.38	0.15	0.53	(0.30)	(0.19)	—	(0.49)	13.56	3.97[6]	1.43[7]	1.35[8]	2.73	15	13
12-31-2006[9]	13.62	0.23	0.52	0.75	(0.33)	(0.21)	(0.31)	(0.85)	13.52	5.49[6,10]	1.66[7,11]	1.35[11]	4.87[11]	7	1[10]
8-31-2006[13]	12.94	0.15	0.68	0.83	(0.15)	—	—	(0.15)	13.62	6.42[6,10]	2.43[7,11]	1.34[11]	1.28[11]	5	24[10]

CLASS C

6-30-2009[5]	9.59	0.11	0.82	0.93	(0.06)	—	—	(0.06)	10.46	9.73[6,10]	1.27[11]	1.27[8,11]	2.25[11]	82	23
12-31-2008	13.57	0.48	(3.75)	(3.27)	(0.45)	(0.26)	—	(0.71)	9.59	(24.44)[6]	1.25[7]	1.25[8]	4.02	69	32
12-31-2007	13.53	0.41	0.13	0.54	(0.31)	(0.19)	—	(0.50)	13.57	4.05[6]	1.24[7]	1.24[8]	2.94	69	13
12-31-2006[9]	13.63	0.24	0.51	0.75	(0.33)	(0.21)	(0.31)	(0.85)	13.53	5.49[6,10]	1.32[7,11]	1.28[11]	5.13[11]	29	1[10]
8-31-2006[13]	12.94	0.17	0.67	0.84	(0.15)	—	—	(0.15)	13.63	6.49[6,10]	1.67[7,11]	1.29[11]	1.51[11]	18	24[10]

CLASS R

6-30-2009[5]	9.58	0.13	0.80	0.93	(0.06)	—	—	(0.06)	10.45	9.75[6,10]	2.25[11]	1.33[8,11]	2.75[11]	2	23
12-31-2008	13.58	0.57	(3.85)	(3.28)	(0.46)	(0.26)	—	(0.72)	9.58	(24.54)[6]	2.89[7]	1.32[8]	4.84	1	32
12-31-2007	13.55	0.47	0.11	0.58	(0.36)	(0.19)	—	(0.55)	13.58	4.28[6]	6.32[7]	1.06[8,12]	3.41	1	13
12-31-2006[9,13]	13.69	0.24	0.50	0.74	(0.35)	(0.21)	(0.32)	(0.88)	13.55	5.38[6,10]	13.40[7,11]	0.95[11]	5.83[11]	—[14]	1[10]

CLASS R1

6-30-2009[5]	9.58	0.13	0.83	0.96	(0.07)	—	—	(0.07)	10.47	10.05[6,10]	1.54[11]	0.94[8,11]	2.68[11]	2	23
12-31-2008	13.58	0.64	(3.87)	(3.23)	(0.51)	(0.26)	—	(0.77)	9.58	(24.21)[6]	1.97[7]	0.85[8]	5.39	2	32
12-31-2007	13.54	0.52	0.10	0.62	(0.39)	(0.19)	—	(0.58)	13.58	4.63[6]	4.10[7]	0.71[8,12]	3.73	1	13
12-31-2006[9,13]	13.69	0.25	0.50	0.75	(0.36)	(0.21)	(0.33)	(0.90)	13.54	5.43[6,10]	13.14[7,11]	0.70[11]	6.07[11]	—[14]	1[10]

CLASS R2

6-30-2009[5]	9.58	0.16	0.79	0.95	(0.07)	—	—	(0.07)	10.46	10.02[6,10]	5.96[11]	0.75[8,11]	3.29[11]	2	23
12-31-2008	13.57	0.51	(3.70)	(3.19)	(0.54)	(0.26)	—	(0.80)	9.58	(23.96)[6]	6.01[7]	0.59[8]	4.24	—[14]	32
12-31-2007	13.53	0.44	0.22	0.66	(0.43)	(0.19)	—	(0.62)	13.57	4.89[6]	19.12[7]	0.45[8,12]	3.18	—[14]	13
12-31-2006[9,13]	13.69	0.26	0.48	0.74	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.48[6,10]	12.87[7,11]	0.45[11]	6.33[11]	—[14]	1[10]

CLASS R3

6-30-2009[5]	9.58	0.13	0.82	0.95	(0.07)	—	—	(0.07)	10.46	9.95[6,10]	0.94[11]	0.93[8,11]	2.66[11]	7	23
12-31-2008	13.57	0.55	(3.78)	(3.23)	(0.50)	(0.26)	—	(0.76)	9.58	(24.22)[6]	1.00[7]	0.86[8]	4.55	5	32
12-31-2007	13.53	0.47	0.15	0.62	(0.39)	(0.19)	—	(0.58)	13.57	4.61[6]	1.51[7]	0.83[8,12]	3.40	4	13
12-31-2006[9]	13.65	0.23	0.55	0.78	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.66[6,10]	3.13[7,11]	0.78[11]	4.89[11]	1	1[10]
8-31-2006[13]	12.94	0.33	0.58	0.91	(0.20)	—	—	(0.20)	13.65	7.10[6,10]	8.44[7,11]	0.69[11]	2.93[11]	1	24[10]

CLASS R4

6-30-2009[5]	9.57	0.14	0.81	0.95	(0.07)	—	—	(0.07)	10.45	10.04[6,10]	0.66[11]	0.62[8,11]	2.93[11]	4	23
12-31-2008	13.55	0.56	(3.75)	(3.19)	(0.53)	(0.26)	—	(0.79)	9.57	(23.94)[6]	0.79[7]	0.57[8]	4.66	4	32
12-31-2007	13.51	0.47	0.18	0.65	(0.42)	(0.19)	—	(0.61)	13.55	4.87[6]	1.13[7]	0.54[8,12]	3.38	4	13
12-31-2006[9]	13.63	0.25	0.53	0.78	(0.36)	(0.21)	(0.33)	(0.90)	13.51	5.80[6,10]	1.53[7,11]	0.52[11]	5.44[11]	2	1[10]
8-31-2006[13]	12.94	0.30	0.62	0.92	(0.23)	—	—	(0.23)	13.63	7.14[6,10]	4.65[7,11]	0.49[11]	2.59[11]	1	24[10]

See notes to financial statements

Semiannual report | Lifestyle Portfolios	35

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Moderate continued
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions					Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS R5

6-30-2009[5]	9.58	0.15	0.82	0.97	(0.08)	—	—	(0.08)	10.47	10.23[6,10]	0.32[11]	0.30[8,11]	3.18[11]	6	23
12-31-2008	13.56	0.63	(3.78)	(3.15)	(0.57)	(0.26)	—	(0.83)	9.58	(23.67)[6]	0.36[7]	0.23[8]	5.27	5	32
12-31-2007	13.52	0.58	0.11	0.69	(0.46)	(0.19)	—	(0.65)	13.56	5.15[6]	0.97[7]	0.21[8,12]	4.21	4	13
12-31-2006[9]	13.64	0.32	0.48	0.80	(0.37)	(0.21)	(0.34)	(0.92)	13.52	5.93[6,10]	2.83[7,11]	0.20[11]	6.83[11]	1	1[10]
8-31-2006[13]	12.94	0.22	0.73	0.95	(0.25)	—	—	(0.25)	13.64	7.40[6,10]	4.86[7,11]	0.19[11]	1.92[11]	1	24[10]

SERIES 1

6-30-2009[5]	9.56	0.16	0.83	0.99	(0.08)	—	—	(0.08)	10.47	10.49[6,10]	0.12[11]	0.12[8,11]	3.35[11]	2,066	23
12-31-2008	13.54	0.59	(3.73)	(3.14)	(0.58)	(0.26)	—	(0.84)	9.56	(23.63)	0.12	0.12[8]	4.90	1,857	32
12-31-2007	13.50	0.49	0.21	0.70	(0.47)	(0.19)	—	(0.66)	13.54	5.25	0.11	0.11[8]	3.53	2,339	13
12-31-2006[9]	13.63	0.27	0.54	0.81	(0.38)	(0.21)	(0.35)	(0.94)	13.50	5.90[10]	0.11[11]	0.11[11]	5.80[11]	2,008	1[10]
8-31-2006[13]	12.93	0.26	0.70	0.96	(0.26)	—	—	(0.26)	13.63	7.47[10]	0.11[11]	0.11[11]	2.23[11]	1,820	24[10]

SERIES 5

6-30-2009[5]	9.56	0.16	0.82	0.98	(0.08)	—	—	(0.08)	10.46	10.39[6,10]	0.07[11]	0.07[8,11]	3.44[11]	9	23
12-31-2008	13.54	0.67	(3.80)	(3.13)	(0.59)	(0.26)	—	(0.85)	9.56	(23.59)	0.07	0.07[8]	5.70	8	32
12-31-2007	13.49	0.53	0.19	0.72	(0.48)	(0.19)	—	(0.67)	13.54	5.39	0.06	0.06[8]	3.80	5	13
12-31-2006[9]	13.62	0.34	0.47	0.81	(0.38)	(0.21)	(0.35)	(0.94)	13.49	5.93[10]	0.06[11]	0.06[11]	7.21[11]	3	1[10]
8-31-2006[15]	13.48	—[16]	0.30	0.30	(0.16)	—	—	(0.16)	13.62	2.27[10]	0.01[11]	0.01[11]	(0.01) [11]	1	24[10]

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges for Class A, Class B and Class C shares.

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Does not take into consideration expense reductions during the periods shown.

8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.

The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period ended	Lifestyle Moderate
6/30/09	0.47%–1.16%
12/31/08	0.49%–2.40%
12/31/07	0.79%–0.91%

9 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

10 Not annualized.

11 Annualized.

12 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

13 Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class R, Class R1, and Class R2 shares began operation on 9-18-06, and Series 1 shares began operation on 10-15-05.

14 Less than $500,000.

15 Series 5 shares began operation on 7-3-06.

16 Less than $0.01 per shares.

See notes to financial statements

36	Lifestyle Portfolios | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Conservative
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

6-30-2009[14]	10.39	0.18	0.73	0.91	(0.10)	—	—	(0.10)	11.20	8.81[5]	0.57[6]	0.57[6,7]	3.44[6]	100	15
12-31-2008	13.32	0.73	(2.75)	(2.02)	(0.63)	(0.28)	—	(0.91)	10.39	(15.41)[8]	0.53[9]	0.53[7]	6.01	87	33
12-31-2007	13.29	0.59	0.05	0.64	(0.49)	(0.12)	—	(0.61)	13.32	4.89[8]	0.55[9]	0.54[7]	4.38	44	13
12-31-2006[10,11]	13.63	0.33	0.23	0.56	(0.38)	(0.16)	(0.36)	(0.90)	13.29	4.11[5,8]	0.64[6,9]	0.56[6]	7.20[6]	20	2
8-31-2006[11]	13.16	0.31	0.41	0.72	(0.25)	—	—	(0.25)	13.63	5.53[5,8]	1.02[6,9]	0.57[6]	2.75[6]	12	20

CLASS B

6-30-2009[14]	10.40	0.14	0.73	0.87	(0.08)	—	—	(0.08)	11.19	8.40[5,8]	1.35[6]	1.34[6,7]	2.72[6]	16	15
12-31-2008	13.32	0.59	(2.70)	(2.11)	(0.53)	(0.28)	—	(0.81)	10.40	(16.04)[8]	1.36[9]	1.34[7]	4.81	13	33
12-31-2007	13.29	0.50	0.04	0.54	(0.39)	(0.12)	—	(0.51)	13.32	4.11[8]	1.54[9]	1.32[7]	3.71	10	13
12-31-2006[10,11]	13.63	0.29	0.22	0.51	(0.35)	(0.16)	(0.34)	(0.85)	13.29	3.75[5,8]	1.88[6,9]	1.33[6]	6.20[6]	4	2
8-31-2006[11]	13.16	0.24	0.41	0.65	(0.18)	—	—	(0.18)	13.63	4.99[5,8]	3.12[6,9]	1.33[6]	2.08[6]	3	20

CLASS C

6-30-2009[14]	10.39	0.14	0.73	0.87	(0.08)	—	—	(0.08)	11.18	8.42[5,8]	1.26[6]	1.26[6,7]	2.76[6]	85	15
12-31-2008	13.32	0.62	(2.73)	(2.11)	(0.54)	(0.28)	—	(0.82)	10.39	(16.03)[8]	1.24[9]	1.24[7]	5.05	73	33
12-31-2007	13.28	0.52	0.04	0.56	(0.40)	(0.12)	—	(0.52)	13.32	4.22[8]	1.28[9]	1.28[7]	3.88	44	13
12-31-2006[10,11]	13.62	0.30	0.21	0.51	(0.35)	(0.16)	(0.34)	(0.85)	13.28	3.76[5,8]	1.41[6,9]	1.29[6]	6.55[6]	14	2
8-31-2006[11]	13.16	0.29	0.35	0.64	(0.18)	—	—	(0.18)	13.62	4.91[5,8]	2.05[6,9]	1.31[6]	2.54[6]	8	20

CLASS R

6-30-2009[14]	10.41	0.16	0.70	0.86	(0.08)	—	—	(0.08)	11.19	8.34[5,8]	2.00[6]	1.27[6,7]	3.14[6]	2	15
12-31-2008	13.34	0.78	(2.87)	(2.09)	(0.56)	(0.28)	—	(0.84)	10.41	(15.88)[8]	3.38[9]	1.21[7]	6.55	1	33
12-31-2007	13.31	0.48	0.11	0.59	(0.44)	(0.12)	—	(0.56)	13.34	4.49[8]	13.84[9]	1.01[7,13]	3.53	—[13]	13
12-31-2006[10,11]	13.67	0.29	0.23	0.52	(0.37)	(0.16)	(0.35)	(0.88)	13.31	3.80[5,8]	13.49[6,9]	0.95[6]	7.14[6]	—[13]	2

CLASS R1

6-30-2009[14]	10.41	0.17	0.71	0.88	(0.09)	—	—	(0.09)	11.20	8.52[5,8]	1.40[6]	0.97[6,7]	3.18[6]	3	15
12-31-2008	13.34	1.02	(3.07)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.41	(15.62)[8]	2.31[9]	0.88[7]	8.75	2	33
12-31-2007	13.30	0.57	0.07	0.64	(0.48)	(0.12)	—	(0.60)	13.34	4.83[8]	9.69[9]	0.71[7]	4.21	—[13]	13
12-31-2006[10,11]	13.67	0.30	0.23	0.53	(0.38)	(0.16)	(0.36)	(0.90)	13.30	3.85[5,8]	13.24[6,9]	0.70[6]	7.38[6]	—[13]	2

CLASS R2

6-30-2009[14]	10.40	0.16	0.75	0.91	(0.10)	—	—	(0.10)	11.21	8.81[5,8]	3.24[6]	0.64[6,7]	2.80[6]	1	15
12-31-2008	13.32	0.75	(2.77)	(2.02)	(0.62)	(0.28)	—	(0.90)	10.40	(15.39)[8]	0.86[9]	0.53[7]	6.24	3	33
12-31-2007	13.30	0.56	0.09	0.65	(0.51)	(0.12)	—	(0.63)	13.32	4.93[8]	7.59[9]	0.53[7,12]	4.14	—[13]	13
12-31-2006[10,11]	13.67	0.31	0.23	0.54	(0.38)	(0.16)	(0.37)	(0.91)	13.30	3.98[5,8]	12.98[6,9]	0.45[6]	7.64[6]	—[13]	2

CLASS R3

6-30-2009[14]	10.40	0.17	0.71	0.88	(0.09)	—	—	(0.09)	11.19	8.54[5,8]	0.93[6]	0.87[6,7]	3.24[6]	7	15
12-31-2008	13.33	0.54	(2.59)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.40	(15.62)[8]	0.90[9]	0.83[7]	4.27	6	33
12-31-2007	13.29	0.70	(0.07)	0.63	(0.47)	(0.12)	—	(0.59)	13.33	4.81[8]	1.89[9]	0.81[7,12]	5.17	4	13
12-31-2006[10,11]	13.65	0.29	0.25	0.54	(0.38)	(0.16)	(0.36)	(0.90)	13.29	3.93[5,8]	6.23[6,9]	0.77[6]	6.23[6]	—[13]	2
8-31-2006[11]	13.16	0.28	0.44	0.72	(0.23)	—	—	(0.23)	13.65	5.55[5,8]	14.72[6,9]	0.68[6]	2.46[6]	—	20

See notes to financial statements

Semiannual report | Lifestyle Portfolios	37

F I N A N C I A L  S T A T E M E N T S

Financial highlights

Continued

Lifestyle Conservative continued
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS R4

6-30-2009[14]	10.39	0.19	0.71	0.90	(0.10)	—	—	(0.10)	11.19	8.72[5,8]	0.78[6]	0.62[6,7]	3.73[6]	3	15
12-31-2008	13.31	0.64	(2.65)	(2.01)	(0.63)	(0.28)	—	(0.91)	10.39	(15.38)[8]	0.87[9]	0.57[6]	5.21	3	33
12-31-2007	13.28	0.53	0.12	0.65	(0.50)	(0.12)	—	(0.62)	13.31	4.97[8]	1.46[9]	0.53	3.96	3	13
12-31-2006[10,11]	13.64	0.28	0.27	0.55	(0.38)	(0.16)	(0.37)	(0.91)	13.28	4.06[5,8]	2.87[6,9]	0.51[6]	6.17[6]	1	2
8-31-2006[11]	13.16	0.44	0.30	0.74	(0.26)	—	—	(0.26)	13.64	5.66[5,8]	10.01[6,9]	0.45[6]	3.89[6]	1	20

CLASS R5

6-30-2009[14]	10.40	0.21	0.70	0.91	(0.10)	—	—	(0.10)	11.21	8.89[5]	0.28[6]	0.28[6,7]	3.97[6]	6	15
12-31-2008	13.32	0.86	(2.83)	(1.97)	(0.67)	(0.28)	—	(0.95)	10.40	(15.10)[8]	0.52[9]	0.25[7]	7.19	4	33
12-31-2007	13.29	0.57	0.12	0.69	(0.54)	(0.12)	—	(0.66)	13.32	5.27[8]	3.42[9]	0.22[7]	4.23	1	13
12-31-2006[10,11]	13.65	0.28	0.29	0.57	(0.40)	(0.16)	(0.37)	(0.93)	13.29	4.19[5,8]	6.37[6,9]	0.20[6]	6.01[6]	—[13]	2
8-31-2006[11]	13.16	0.28	0.49	0.77	(0.28)	—	—	(0.28)	13.65	5.94[5,8]	9.18[6,9]	0.19[6]	2.44[6]	—[13]	20

SERIES 1

6-30-2009[14]	10.38	0.20	0.73	0.93	(0.11)	—	—	(0.11)	11.20	9.03[5]	0.12[6]	0.12[6,7]	3.88[6]	1,591	15
12-31-2008	13.30	0.71	(2.67)	(1.96)	(0.68)	(0.28)	—	(0.96)	10.38	(15.02)	0.12[9]	0.12[7]	5.71	1,393	33
12-31-2007	13.27	0.57	0.14	0.71	(0.56)	(0.12)	—	(0.68)	13.30	5.38[8]	0.11	0.11[7]	4.24	1,401	13
12-31-2006[10,11]	13.64	0.32	0.25	0.57	(0.40)	(0.16)	(0.38)	(0.94)	13.27	4.16[5]	0.11[6]	0.11[6]	6.96[6]	1,184	2
8-31-2006[11]	13.15	0.30	0.48	0.78	(0.29)	—	—	(0.29)	13.64	6.01[5,8]	0.12[9]	0.12[6]	2.54[6]	1,097	20

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges for Class A, Class B and Class C shares.

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Not annualized.

6 Annualized.

7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.

The range of expense ratios of the underlying funds held by the Portfolio was as follows:

Period ended	Lifestyle Conservative
6/30/09	0.47%–1.08%
12/31/08	0.49%–2.40%
12/31/07	0.79%–0.91%

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Does not take into consideration expense reductions during the periods shown.

10 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

11 Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class R, Class R1 and Class R2 shares began operations on 9-18-06 and Series 1 shares began operation on 10-15-05.

12 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

13 Less than $500,000.

14 Unaudited.

See notes to financial statements

38	Lifestyle Portfolios | Semiannual report

Notes to financial statements (Unaudited)

1. Organization of the Trust

The John Hancock Funds II (the Trust or JHF II) is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers ninety-six separate investment Portfolios, five of which are presented in this report and are non-diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Lifestyle Portfolios operate as a “fund of funds,” investing in Class NAV shares of underlying funds of the Trust and John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. The Portfolios may also invest in unaffiliated underlying funds and other permitted investments.

The JHF III funds are retail mutual funds advised by John Hancock Investment Management Services, LLC (JHIMS or the Adviser) and distributed by John Hancock Funds, LLC (the Distributor).

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov, or at the Commission’s public reference room in Washington, D.C. The affiliated underlying funds are not covered by this report.

JHIMS, a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA), serves as investment adviser for the Trust and the Distributor, an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Board of Trustees have authorized the issuance of multiple classes of shares of the Portfolios, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 , Series 1 and Series 5 shares. Class A, Class B and Class C shares are open to all retail investors. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Series 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Series 5 shares currently are available only to the John Hancock Freedom 529 Plan. The shares of each class or series represent an interest in the same portfolio of investments of the Portfolios, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

2. Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Portfolios:

Security Valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Certain short-term debt instruments are valued at amortized cost.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Semiannual report | Lifestyle Portfolios	39

Fair value measurements

The Portfolios use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ investments as of June 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, written options and swap contracts, which are stated at market value.

Lifestyle Aggressive
Valuation Inputs:	Level 1	Level 2	Level 3	Totals
Investment Companies	$2,660,246,066	—	—	$2,660,246,066

Lifestyle Growth
Valuation Inputs:	Level 1	Level 2	Level 3	Totals
Investment Companies	$7,948,775,894	—	—	$7,948,775,894

Lifestyle Balanced
Valuation Inputs:	Level 1	Level 2	Level 3	Totals
Investment Companies	$7,695,851,258	—	—	$7,695,851,258

Lifestyle Moderate
Valuation Inputs:	Level 1	Level 2	Level 3	Totals
Investment Companies	$2,301,188,070	—	—	$2,301,188,070

Lifestyle Conservative
Valuation Inputs:	Level 1	Level 2	Level 3	Totals
Investment Companies	$1,814,830,531	—	—	$1,814,830,531

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when a Portfolio becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

40	Lifestyle Portfolios | Semiannual report

Expenses

The majority of expenses are directly identifiable to an individual Portfolio. Trust expenses that are not readily identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Portfolios. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each series of shares based on the appropriate net asset value of the respective series. Class-specific expenses, such as Distribution (Rule 12b-1) fees are calculated daily at the series level based on the appropriate net asset value of each series and the specific expense rate(s) applicable to each class.

Federal income taxes

Each Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, certain Portfolios have capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforwards are used by the Portfolio, they will reduce the amount of capital gain distributions to be paid.

At December 31, 2008, capital loss carryforwards available to offset future realized gains were as follows:

Capital Loss Carryforwards
Expiring at
Portfolio	December 31, 2016

Lifestyle Aggressive	$129,404,422
Lifestyle Growth	354,305,219
Lifestyle Balanced	164,498,926
Lifestyle Moderate	39,351,498
Lifestyle Conservative	—

As of June 30, 2009, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the three year period ended December 31, 2008 remain subject to examination by the Internal Revenue Service.

The cost of investments owned on June 30, 2009, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Lifestyle Aggressive	$3,310,831,977	$23,916,293	($674,502,204)	($650,585,911)
Lifestyle Growth	9,492,429,687	94,160,236	(1,637,814,029)	(1,543,653,793)
Lifestyle Balanced	8,963,256,036	59,470,875	(1,326,875,653)	(1,267,404,778)
Lifestyle Moderate	2,586,360,090	10,707,729	(295,879,749)	(285,172,020)
Lifestyle Conservative	1,965,051,172	13,727,623	(163,948,264)	(150,220,641)

Distribution of income and gains

The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Lifestyle Aggressive and Lifestyle Growth Portfolios declare and pay income dividends and capital gain distributions, if any, annually. The Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative Portfolios generally declare and pay income dividends quarterly and capital gain distributions at least annually. Distributions paid by the Portfolios with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

During the year ended December 31, 2008, the tax character of distributions paid was as follows:

		Long Term
Portfolio	Ordinary Income	Capital Gains	Return of Capital	Total

Lifestyle Aggressive	$46,077,067	$154,308,175	—	$200,385,242
Lifestyle Growth	289,483,652	285,306,066	—	574,789,718
Lifestyle Balanced	398,231,794	204,388,634	—	602,620,428
Lifestyle Moderate	141,159,282	28,730,116	—	169,889,398
Lifestyle Conservative	123,772,450	11,324,276	—	135,096,726

Semiannual report | Lifestyle Portfolios	41

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

3. Risks & uncertainties

Concentration risk

The Portfolios may concentrate investments in funds with a focus in a particular industry or sector of the economy. A fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration. Accordingly, the concentration may make the portfolio’s value more volatile and investment values may rise and fall more rapidly.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. The advisory fee has two components: (a) a fee on assets invested in a fund of JHF II or John Hancock Funds III (JHF III) and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (“Other Assets”). Under the Advisory Agreement, the Portfolios pay a monthly management fee to the Adviser as stated below.

The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five corresponding Lifestyle Trusts of John Hancock Trust (JHT) (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds), determined in accordance with the following schedule:

	First $7.5 billion of	Excess over $7.5 billion of
Portfolio	Aggregate Net Assets	Aggregate Net Assets

Lifestyle Portfolios	0.050%	0.040%

The fee on other assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio, the four other Lifestyle Portfolios, and of the five corresponding Lifestyle Trusts of JHT (but only for the period during which the subadviser to the Fund also serves as the subadviser for such other JHT and JHF II funds), determined in accordance with the following schedule:

	First $7.5 billion of	Excess over $7.5 billion of
Portfolio	Aggregate Net Assets	Aggregate Net Assets

Lifestyle Portfolios	0.500%	0.490%

The Portfolios are not responsible for the payment of subadvisory fees.

The investment management fees incurred for the period ended June 30, 2009, were equivalent to an annual effective rate of the Portfolios’ average daily net assets as detailed below:

Portfolio	Annual Effective Rate

Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

42	Lifestyle Portfolios | Semiannual report

John Hancock Funds II are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

MFC Global Investment Management (U.S.A.) Limited acts as Subadviser to the Lifestyle Portfolios.

Expense reimbursements

The Adviser has contractually agreed to limit or reimburse certain class specific expenses, including 12b-1, transfer agent fees, service fees, state registration fees, and printing and postage fees for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Series 1 shares, to the extent that each class exceed 0.59%, 1.29%, 1.29%,1.29%, 1.04%, 0.79%, 0.94%, 0.64%, 0.34% and 0.05%, respectively, of the average annual net assets attributable to the classes. This agreement remains in effect until April 10, 2010, and may thereafter be terminated by the Adviser at any time.

For the period ended June 30, 2009, the expense reductions amounted to the following and are reflected as a reduction of total expenses in the Statement of Operations:

			Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Lifestyle Aggressive	$57,289	$23,888	$37,924	$6,920	$6,262	$6,570	—	—	—
Lifestyle Growth	40,361	43,170	33,764	7,532	5,463	6,851	—	—	—
Lifestlye Balanced	—	16,829	—	6,972	6,184	7,005	—	—	—
Lifestyle Moderate	—	6,447	—	6,354	5,428	7,381	$459	$739	$382
Lifestyle Conservative	—	439	—	5,967	5,181	7,177	2,243	2,418	—

In addition, the Adviser has agreed to reimburse or limit certain Fund level expenses to 0.07% of the Portfolios’ average annual net assets which are allocated pro rata to all share classes and series. This agreement excludes taxes, portfolio brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business. In addition, fees incurred under any agreement or plans of the Portfolios dealing with services for the shareholders and others with beneficial interest in shares of the Portfolios, are excluded. This voluntary expense reimbursement may be terminated at any time. For the period ended June 30, 2009, there were no reimbursements associated with this agreement.

Expense recapture

Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers occurred. For the period ended June 30, 2009, the Portfolios did not recapture any expenses. The amounts of waived or reimbursed expenses subject to potential recovery that expire in 2012 are as follows:

Reimbursement amount
Portfolio	subject to recapture

Lifestyle Aggressive	$138,853
Lifestyle Growth	137,141
Lifestyle Balanced	36,990
Lifestyle Moderate	27,190
Lifestyle Conservative	23,425

Fund administration fees

Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended June 30, 2009, were equivalent to an annual effective rate of 0.02% of each Portfolio’s average daily net assets.

Distribution plans

The Trust has a Distribution Agreement with the Distributor. The Portfolios have adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Series 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolios. Accordingly, the Portfolios make monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25% and 0.05% of the average daily net assets of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Series 1, respectively. A maximum of 0.25% of average daily net assets may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

Semiannual report | Lifestyle Portfolios	43

The Portfolios have also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Portfolios pay up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the period ended June 30, 2009:

	Lifestyle Aggressive	Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative

Net sales charges	$347,460	$1,100,991	$1,002,432	$435,225	$375,386
Retained for printing prospectuses,
advertising and sales literature	54,149	172,250	160,343	69,535	60,169
Sales commission to unrelated
broker-dealers	287,044	917,994	832,545	361,707	313,853
Sales commission to affiliated
sales personnel	6,267	10,747	9,544	3,983	1,364

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolios in connection with the sale of Class B and Class C shares. During the period ended June 30, 2009, CDSCs received by the Distributor amounted to $20,616, $73,557, $79,917, $28,242 and $30,905 for Class B shares and $7,036, $24,919, $35,907, $8,846 and $25,523 for Class C shares of Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative, respectively.

Transfer agent fees

The Portfolios have a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class or series of shares are aggregated and allocated to each class on the basis of its relative net asset value. For Class A, Class B, Class C and Class R shares, the Portfolios pay a monthly fee which is based on an annual rate of $16.50 per shareholder account.

The Portfolios receive earnings credits from the transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Portfolios’ transfer agent fees and out of pocket expenses. During the period ended June 30, 2009, there were no earning credits received by the Portfolios.

Class and Series level expenses for the period ended June 30, 2009, were as follows:

		Distribution and	Transfer		Printing and
Portfolio	Share Class	service fees	agent fees	Registration fees	postage fees

Lifestyle Aggressive	Class A	$118,209	$147,600	$10,990	$10,540
	Class B	77,480	37,813	5,524	3,021
	Class C	313,332	109,642	9,270	9,878
	Class R	7,633	1,903	7,043	132
	Class R1	5,777	1,321	7,202	146
	Class R2	4,343	1,064	7,090	11
	Class R3	20,947	3,513	2,524	4
	Class R4	8,752	2,243	2,527	2
	Class R5	1,465	2,396	2,644	85
	Series 1	529,503	—	—	—
	Total	$1,087,441	$307,495	$54,814	$23,819

44	Lifestyle Portfolios | Semiannual report

		Distribution and	Transfer		Printing and
Portfolio	Share Class	service fees	agent fees	Registration fees	postage fees

Lifestyle Growth	Class A	$377,608	$329,081	$17,136	$19,797
	Class B	263,738	101,440	9,573	8,645
	Class C	1,017,280	265,443	11,660	26,220
	Class R	13,529	2,273	7,727	259
	Class R1	9,652	1,767	7,314	222
	Class R2	5,909	1,354	7,482	168
	Class R3	41,103	5,494	3,009	7
	Class R4	21,063	4,151	2,696	2
	Class R5	2,727	3,594	2,647	2
	Series 1	1,592,134	—	—	—
	Total	$3,344,743	$714,597	$69,244	$55,322

Lifestyle Balanced	Class A	$371,857	$237,127	$17,217	$17,020
	Class B	227,501	70,625	6,299	5,884
	Class C	1,028,682	196,148	12,141	18,728
	Class R	15,371	2,672	8,106	118
	Class R1	5,858	1,244	7,570	136
	Class R2	6,485	1,401	8,130	25
	Class R3	66,782	7,711	3,149	3
	Class R4	28,995	4,939	3,179	2
	Class R5	4,069	4,848	2,695	2
	Series 1	1,560,349	—	—	—
	Total	$3,315,949	$526,715	$68,486	$41,918

Lifestyle Moderate	Class A	$132,646	$72,337	$9,949	$12,775
	Class B	67,602	19,042	4,895	1,686
	Class C	353,146	58,675	8,022	5,143
	Class R	6,601	1,428	6,888	58
	Class R1	5,292	1,114	6,763	7
	Class R2	708	734	6,884	14
	Class R3	17,878	3,199	3,005	7
	Class R4	6,452	1,788	2,997	2
	Class R5	1,149	1,961	3,034	3
	Series 1	465,441	—	—	—
	Total	$1,056,915	$160,278	$52,437	$19,695

Lifestyle Conservative	Class A	$131,219	$62,460	$9,176	$14,036
	Class B	69,429	15,270	2,772	1,214
	Class C	368,969	53,761	12,207	4,813
	Class R	7,227	1,634	6,814	42
	Class R1	8,044	1,346	6,713	42
	Class R2	1,093	624	6,927	113
	Class R3	21,144	3,134	3,019	827
	Class R4	4,947	1,502	3,661	216
	Class R5	734	2,234	2,489	124
	Series 1	360,377	—	—	—
	Total	$973,183	$141,965	$53,778	$21,427

6. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

Semiannual report | Lifestyle Portfolios	45

7. Portfolio share transactions

Share activities for the Portfolios for the period ended June 30, 2009, and the year ended December 31, 2008, were as follows:

Lifestyle Aggressive

	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,333,562	$18,580,956	4,321,883	$52,726,554
Distributions reinvested	—	—	788,162	6,031,385
Repurchased	(1,321,177)	(10,101,216)	(2,980,848)	(35,198,789)
Net increase	1,012,385	$8,479,740	2,129,197	$23,559,150

Class B shares

Sold	285,210	$2,258,523	585,946	$7,285,514
Distributions reinvested	—	—	134,186	1,030,283
Repurchased	(189,843)	(1,484,431)	(384,823)	(4,769,030)
Net increase	95,367	$774,092	335,309	$3,546,767

Class C shares

Sold	1,496,908	$11,724,739	2,850,549	$35,156,577
Distributions reinvested	—	—	519,937	3,991,761
Repurchased	(930,839)	(7,102,150)	(1,909,295)	(22,429,988)
Net increase	566,069	$4,622,589	1,461,191	$16,718,350

Class R shares

Sold	84,342	$645,496	143,160	$1,764,466
Distributions reinvested	—	—	14,599	112,408
Repurchased	(69,933)	(541,765)	(52,580)	(670,379)
Net increase	14,409	$103,731	105,179	$1,206,495

Class R1 shares

Sold	72,272	$555,092	189,545	$2,413,143
Distributions reinvested	—	—	14,392	110,534
Repurchased	(41,364)	(303,486)	(54,763)	(543,974)
Net increase	30,908	$251,606	149,174	$1,979,703

Class R2 shares

Sold	419,499	$3,655,259	72,439	$846,995
Distributions reinvested	—	—	15,330	117,430
Repurchased	(14,350)	(115,046)	(74,798)	(885,701)
Net increase	405,149	$3,540,213	12,971	$78,724

Class R3 shares

Sold	299,611	$2,277,283	462,534	$5,872,371
Distributions reinvested	—	—	59,639	456,241
Repurchased	(115,721)	(907,988)	(262,195)	(3,223,428)
Net increase	183,890	$1,369,295	259,978	$3,105,184

Class R4 shares

Sold	197,424	$1,472,629	737,329	$8,370,464
Distributions reinvested	—	—	65,279	498,076
Repurchased	(285,546)	(2,260,977)	(347,930)	(3,769,188)
Net increase (decrease)	(88,122)	($788,348)	454,678	$5,099,352

Class R5 shares

Sold	228,775	$1,757,032	580,407	$7,390,192
Distributions reinvested	—	—	64,013	488,419
Repurchased	(107,235)	(818,586)	(162,129)	(2,083,487)
Net increase	121,540	$938,446	482,291	$5,795,124

Series 1 shares

Sold	16,169,139	$125,888,274	25,884,443	$307,743,934
Distributions reinvested	—	—	24,567,749	186,714,891
Repurchased	(3,659,951)	(26,912,665)	(9,767,323)	(109,780,766)
Net increase	12,509,188	$98,975,609	40,684,869	$384,678,059

Net increase	14,850,783	$118,266,973	46,074,837	$445,766,908

46	Lifestyle Portfolios | Semiannual report

Lifestyle Growth
	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,382,608	$47,251,629	12,322,471	$157,749,384
Distributions reinvested	—	—	2,193,952	18,412,385
Repurchased	(4,075,726)	(34,339,045)	(7,796,611)	(94,844,267)
Net increase	1,306,882	$12,912,584	6,719,812	$81,317,502

Class B shares

Sold	743,062	$6,494,616	1,863,012	$23,997,441
Distributions reinvested	—	—	403,166	3,392,440
Repurchased	(670,988)	(5,641,629)	(1,340,379)	(16,358,712)
Net increase	72,074	$852,987	925,799	$11,031,169

Class C shares

Sold	3,829,058	$34,049,521	8,114,584	$102,871,539
Distributions reinvested	—	—	1,489,824	12,544,916
Repurchased	(2,953,611)	(24,903,347)	(5,641,214)	(69,079,342)
Net increase	875,447	$9,146,174	3,963,194	$46,337,113

Class R shares

Sold	121,805	$1,060,151	253,861	$3,277,907
Distributions reinvested	—	—	19,885	168,229
Repurchased	(65,280)	(578,842)	(39,657)	(488,964)
Net increase	56,525	$481,309	234,089	$2,957,172

Class R1 shares

Sold	82,369	$701,407	266,379	$3,183,756
Distributions reinvested	—	—	24,351	205,276
Repurchased	(59,356)	(519,484)	(66,280)	(844,350)
Net increase	23,013	$181,923	224,450	$2,544,682

Class R2 shares

Sold	358,676	$3,380,827	757,334	$10,724,839
Distributions reinvested	—	—	58,931	495,022
Repurchased	(498,333)	(4,450,717)	(151,421)	(1,956,080)
Net increase (decrease)	(139,657)	($1,069,890)	664,844	$9,263,781

Class R3 shares

Sold	451,343	$3,989,651	656,831	$8,520,379
Distributions reinvested	—	—	106,168	890,751
Repurchased	(215,050)	(1,712,507)	(290,293)	(3,586,453)
Net increase	236,293	$2,277,144	472,706	$5,824,677

Class R4 shares

Sold	267,599	$2,275,369	657,926	$8,172,048
Distributions reinvested	—	—	116,723	978,136
Repurchased	(278,184)	(2,330,409)	(317,179)	(4,041,817)
Net increase (decrease)	(10,585)	($55,040)	457,470	$5,108,367

Class R5 shares

Sold	357,015	$3,030,631	801,506	$10,388,224
Distributions reinvested	—	—	97,400	815,240
Repurchased	(155,312)	(1,299,403)	(268,487)	(3,358,985)
Net increase	201,703	$1,731,228	630,419	$7,844,479

Semiannual report | Lifestyle Portfolios	47

Lifestyle Growth, continued
	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series 1 shares

Sold	32,643,624	$282,814,448	54,232,514	$683,569,067
Distributions reinvested	—	—	63,594,994	530,382,248
Repurchased	(13,206,062)	(106,014,985)	(25,571,393)	(293,727,258)
Net increase	19,437,562	$176,799,463	92,256,115	$920,224,057

Series 5 shares

Sold	599,101	$5,282,971	1,417,964	$18,489,407
Distributions reinvested	—	—	415,254	3,459,066
Repurchased	(196,962)	(1,556,684)	(194,490)	(1,991,368)
Net increase	402,139	$3,726,287	1,638,728	$19,957,105

Net increase	22,461,396	$206,984,169	108,187,626	$1,112,410,104

48	Lifestyle Portfolios | Semiannual report

Lifestyle Balanced
	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,833,237	$54,386,459	14,097,578	$175,434,692
Distributions reinvested	157,953	1,421,571	1,788,966	18,911,864
Repurchased	(4,691,909)	(41,527,506)	(8,403,769)	(99,552,864)
Net increase	1,299,281	$14,280,524	7,482,775	$94,793,692

Class B shares

Sold	668,806	$6,180,041	1,957,504	$25,018,368
Distributions reinvested	20,575	184,968	306,428	3,208,406
Repurchased	(642,954)	(5,737,397)	(1,386,630)	(16,322,210)
Net increase	46,427	$627,612	877,302	$11,904,564

Class C shares

Sold	3,998,935	$37,607,539	9,412,591	$118,620,388
Distributions reinvested	87,728	789,491	1,343,095	14,163,975
Repurchased	(3,568,153)	(31,817,525)	(6,482,589)	(76,526,911)
Net increase	518,510	$6,579,505	4,273,097	$56,257,452

Class R shares

Sold	256,996	$2,474,802	318,502	$3,952,035
Distributions reinvested	1,615	14,534	18,360	188,223
Repurchased	(72,697)	(674,228)	(77,083)	(850,789)
Net increase	185,914	$1,815,108	259,779	$3,289,469

Class R1 shares

Sold	234,211	$2,116,581	97,623	$1,227,004
Distributions reinvested	608	5,454	5,960	62,398
Repurchased	(106,071)	(886,732)	(36,320)	(474,781)
Net increase	128,748	$1,235,303	67,263	$814,621

Class R2 shares

Sold	392,031	$3,880,026	696,478	$9,445,772
Distributions reinvested	2,017	18,116	27,735	291,032
Repurchased	(167,334)	(1,561,576)	(411,225)	(5,338,974)
Net increase	226,714	$2,336,566	312,988	$4,397,830

Class R3 shares

Sold	720,923	$6,619,031	1,142,647	$14,335,321
Distributions reinvested	12,799	115,061	144,883	1,518,636
Repurchased	(422,619)	(3,751,267)	(763,981)	(9,450,491)
Net increase	311,103	$2,982,825	523,549	$6,403,466

Class R4 shares

Sold	672,170	$6,138,532	835,561	$10,121,104
Distributions reinvested	11,707	105,244	108,597	1,137,791
Repurchased	(302,706)	(2,687,862)	(595,297)	(6,830,272)
Net increase	381,171	$3,555,914	348,861	$4,428,623

Class R5 shares

Sold	612,572	$5,497,638	1,393,974	$17,843,961
Distributions reinvested	13,252	119,133	119,524	1,251,791
Repurchased	(329,263)	(2,971,745)	(529,292)	(6,407,996)
Net increase	296,561	$2,645,026	984,206	$12,687,756

Semiannual report | Lifestyle Portfolios	49

Lifestyle Balanced, continued
	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series 1 shares

Sold	28,754,992	$265,994,874	48,661,329	$615,621,597
Distributions reinvested	5,082,812	45,491,168	52,637,492	557,198,487
Repurchased	(25,457,425)	(223,853,742)	(37,631,381)	(420,930,918)
Net increase	8,380,379	$87,632,300	63,667,440	$751,889,166

Series 5 shares

Sold	299,990	$2,777,387	669,853	$8,712,970
Distributions reinvested	15,260	136,726	146,499	1,545,803
Repurchased	(105,653)	(913,677)	(175,318)	(2,051,989)
Net increase	209,597	$2,000,436	641,034	$8,206,784

Net increase	11,984,405	$125,691,119	79,438,294	$955,073,423

50	Lifestyle Portfolios | Semiannual report

Lifestyle Moderate
	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,601,331	$25,317,588	5,672,001	$69,765,054
Distributions reinvested	64,625	605,539	584,570	6,151,173
Repurchased	(1,676,781)	(15,838,716)	(2,859,758)	(33,515,461)
Net increase	989,175	$10,084,411	3,396,813	$42,400,766

Class B shares

Sold	256,661	$2,469,291	637,598	$7,811,614
Distributions reinvested	7,164	67,129	82,592	864,965
Repurchased	(193,095)	(1,809,515)	(438,058)	(5,030,618)
Net increase	70,730	$726,905	282,132	$3,645,961

Class C shares

Sold	1,907,506	$18,521,116	4,127,514	$50,157,183
Distributions reinvested	35,594	333,518	396,381	4,162,610
Repurchased	(1,273,236)	(11,995,563)	(2,400,019)	(27,894,688)
Net increase	669,864	$6,859,071	2,123,876	$26,425,105

Class R shares

Sold	121,606	$1,148,385	113,480	$1,329,719
Distributions reinvested	902	8,457	6,484	66,826
Repurchased	(41,357)	(395,182)	(47,099)	(524,531)
Net increase	81,151	$761,660	72,865	$872,014

Class R1 shares

Sold	84,648	$844,955	130,901	$1,501,429
Distributions reinvested	1,224	11,469	9,272	95,031
Repurchased	(34,531)	(332,168)	(35,063)	(409,432)
Net increase	51,341	$524,256	105,110	$1,187,028

Class R2 shares

Sold	210,523	$2,187,300	40,893	$517,956
Distributions reinvested	195	1,825	1,484	15,742
Repurchased	(6,594)	(64,426)	(30,189)	(379,370)
Net increase (decrease)	204,124	$2,124,699	12,188	$154,328

Class R3 shares

Sold	182,602	$1,803,764	313,652	$3,903,252
Distributions reinvested	3,913	36,667	36,795	385,317
Repurchased	(71,435)	(655,990)	(112,215)	(1,279,728)
Net increase	115,080	$1,184,441	238,232	$3,008,841

Class R4 shares

Sold	108,596	$1,031,230	239,086	$2,906,733
Distributions reinvested	3,022	28,252	26,936	281,897
Repurchased	(88,386)	(826,061)	(171,358)	(2,025,026)
Net increase	23,232	$233,421	94,664	$1,163,604

Class R5 shares

Sold	108,448	$1,037,191	437,268	$5,409,496
Distributions reinvested	4,315	40,429	40,857	430,438
Repurchased	(150,938)	(1,419,926)	(199,503)	(2,425,332)
Net increase (decrease)	(38,175)	($342,306)	278,622	$3,414,602

Semiannual report | Lifestyle Portfolios	51

Lifestyle Moderate, continued
	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series 1 shares

Sold	7,574,963	$72,682,704	19,082,650	$229,909,130
Distributions reinvested	1,707,214	15,962,447	14,718,836	155,752,001
Repurchased	(6,099,421)	(56,263,531)	(12,278,117)	(135,472,038)
Net increase	3,182,756	$32,381,620	21,523,369	$250,189,093

Series 5 shares

Sold	203,593	$1,939,544	431,643	$5,057,570
Distributions reinvested	7,392	69,114	51,224	532,271
Repurchased	(97,404)	(884,040)	(67,906)	(736,169)
Net increase	113,581	$1,124,618	414,961	$4,853,672

Net increase	5,462,859	$55,662,796	28,542,832	$337,315,014

52	Lifestyle Portfolios | Semiannual report

Lifestyle Conservative
	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,472,030	$25,806,252	7,752,097	$97,402,429
Distributions reinvested	65,947	673,974	550,174	6,044,078
Repurchased	(1,945,437)	(19,904,195)	(3,236,705)	(39,097,294)
Net increase	592,540	$6,576,031	5,065,566	$64,349,213

Class B shares

Sold	378,660	$3,912,570	845,899	$10,448,797
Distributions reinvested	9,081	92,897	74,409	811,968
Repurchased	(226,945)	(2,364,648)	(408,557)	(4,885,144)
Net increase	160,796	$1,640,819	511,751	$6,375,621

Class C shares

Sold	2,142,926	$22,398,289	6,434,786	$80,783,908
Distributions reinvested	37,074	378,891	367,258	4,061,940
Repurchased	(1,593,507)	(16,318,740)	(3,027,110)	(35,678,170)
Net increase	586,493	$6,458,440	3,774,934	$49,167,678

Class R shares

Sold	129,028	$1,345,888	120,385	$1,443,218
Distributions reinvested	1,095	11,207	4,744	50,771
Repurchased	(36,193)	(385,425)	(32,619)	(390,971)
Net increase	93,930	$971,670	92,510	$1,103,018

Class R1 shares

Sold	79,689	$799,067	238,728	$2,781,809
Distributions reinvested	1,807	18,484	11,398	120,927
Repurchased	(33,410)	(351,128)	(63,568)	(728,552)
Net increase	48,086	$466,423	186,558	$2,174,184

Class R2 shares

Sold	38,877	$426,184	508,936	$6,715,907
Distributions reinvested	424	4,337	25,708	282,256
Repurchased	(300,097)	(3,132,829)	(219,762)	(2,711,800)
Net increase (decrease)	(260,796)	($2,702,308)	314,882	$4,286,363

Class R3 shares

Sold	193,868	$2,003,711	881,883	$11,544,157
Distributions reinvested	5,631	57,548	42,837	477,386
Repurchased	(80,788)	(843,508)	(662,693)	(8,545,796)
Net increase	118,711	$1,217,751	262,027	$3,475,747

Class R4 shares

Sold	143,508	$1,523,139	258,614	$3,269,155
Distributions reinvested	2,191	22,370	25,296	281,017
Repurchased	(139,524)	(1,413,446)	(181,604)	(2,083,020)
Net increase	6,175	$132,063	102,306	$1,467,152

Class R5 shares

Sold	227,825	$2,337,566	428,178	$5,297,957
Distributions reinvested	5,388	55,070	27,098	291,483
Repurchased	(83,090)	(876,584)	(96,298)	(1,198,340)
Net increase	150,123	$1,516,052	358,978	$4,391,100

Series 1 shares

Sold	9,981,570	$103,265,011	25,218,456	$320,030,038
Distributions reinvested	1,463,829	14,945,691	10,887,014	120,461,450
Repurchased	(3,582,427)	(37,482,071)	(7,268,203)	(84,571,213)
Net increase	7,862,972	$80,728,631	28,837,267	$355,920,275

Net increase	9,359,030	$97,005,572	39,506,779	$492,710,351

Semiannual report | Lifestyle Portfolios	53

8. Purchases and sales of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the period ended June 30, 2009:

Portfolio	Purchases	Sales

Lifestyle Aggressive	$535,703,135	$419,333,950
Lifestyle Growth	1,613,619,991	1,358,792,901
Lifestyle Balanced	1,669,451,516	1,502,449,737
Lifestyle Moderate	552,855,185	481,124,140
Lifestyle Conservative	364,330,454	253,780,290

9. Investment in affiliated underlying funds

The Portfolios invest primarily in underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. For the period ended June 30, 2009, the following Portfolios held 5% or more of the underlying funds net assets:

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive
John Hancock Funds
Small Cap Intrinsic Value	18.7%
John Hancock Funds II
All Cap Core	17.7%
All Cap Value	16.1%
Alpha Opportunites	13.4%
Blue Chip Growth	10.4%
Capital Appreciation	12.0%
Emerging Markets Value	17.5%
Equity-Income	12.0%
Fundamental Value	10.9%
Index 500	8.6%
International Equity Index	13.2%
International Opportunities	21.4%
International Small Cap	19.4%
International Small Company	29.3%
International Value	14.4%
Large Cap	13.3%
Large Cap Value	11.8%
Mid Cap Index	17.9%
Mid Cap Stock	15.5%
Mid Cap Value Equity	23.7%
Mid Value	27.3%
Natural Resources	13.0%
Optimized Value	14.1%
Small Cap Growth	29.5%
Small Cap Index	30.7%
Small Cap Opportunities	30.6%
Small Cap Value	51.5%
Small Company Growth	33.8%
Small Company Value	17.1%
Smaller Company Growth	26.3%
U.S. Multi Sector	14.7%
Value & Restructuring	11.8%
Value	23.6%
Vista	30.7%
John Hancock Funds III
Disciplined Value Fund	6.4%
International Core	16.6%
Rainier Growth	9.4%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Growth
John Hancock Funds
Small Cap Intrinsic Value	16.9%
John Hancock Funds II
Active Bond	7.7%
All Cap Core	48.3%
All Cap Value	34.4%
Alpha Opportunites	43.6%
Blue Chip Growth	31.2%
Capital Appreciation	33.9%
Emerging Markets Value	39.2%
Equity-Income	31.5%
Floating Rate Income	30.9%
Fundamental Value	35.5%
Global Bond	17.2%
Global Real Estate	28.7%
High Income	21.9%
High Yield	30.0%
Index 500	30.0%
International Equity Index	24.8%
International Opportunities	37.4%
International Small Cap	21.7%
International Small Company	35.0%
International Value	23.8%
Large Cap	39.4%
Large Cap Value	30.6%
Mid Cap Index	63.2%
Mid Cap Stock	22.0%
Mid Cap Value Equity	44.3%
Mid Value	30.4%
Natural Resources	27.3%
Optimized Value	39.9%
Real Estate Equity	31.6%
Real Return Bond	36.2%
Small Cap Growth	23.7%
Small Cap Index	22.6%
Small Cap Opportunities	22.7%
Small Cap Value	32.3%
Small Company Growth	26.8%
Small Company Value	10.7%
Smaller Company Growth	21.4%
Spectrum Income	11.9%
Strategic Bond	20.7%
Strategic Income	22.9%
Total Return	19.6%
U.S. High Yield Bond	23.6%
U.S. Multi Sector	42.5%
Value & Restructuring	32.0%
Value	39.8%
Vista	46.5%
John Hancock Funds III
Disciplined Value	15.3%
International Core	27.4%
Rainier Growth	21.7%

54	Lifestyle Portfolios | Semiannual report

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Balanced
John Hancock Funds II
Active Bond	43.0%
All Cap Core	34.0%
All Cap Value	21.2%
Alpha Opportunites	29.2%
Blue Chip Growth	26.9%
Capital Appreciation	24.5%
Core Bond	44.5%
Emerging Markets Value	30.2%
Equity-Income	25.1%
Floating Rate Income	31.2%
Fundamental Value	25.9%
Global Bond	30.9%
Global Real Estate	45.3%
High Income	42.9%
High Yield	45.3%
Index 500	26.9%
International Opportunities	24.2%
International Small Company	10.9%
International Value	15.5%
Large Cap	37.8%
Large Cap Value	26.2%
Mid Cap Stock	12.1%
Mid Cap Value Equity	19.0%
Mid Value	19.8%
Natural Resources	29.9%
Optimized Value	28.9%
Real Estate Equity	40.0%
Real Return Bond	33.6%
Small Cap Growth	14.5%
Small Company Growth	39.0%
Small Company Value	32.3%
Smaller Company Growth	40.7%
Spectrum Income	43.3%
Strategic Bond	32.9%
Strategic Income	37.2%
Total Bond Market	15.5%
Total Return	27.6%
U.S. High Yield Bond	45.4%
U.S. Multi Sector	33.6%
Value & Restructuring	27.2%
Value	17.9%
Vista	20.7%
John Hancock Funds III
Disciplined Value Fund	13.3%
International Core	18.2%
Rainier Growth	17.4%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Moderate
John Hancock Funds II
Active Bond	22.1%
Blue Chip Growth	9.0%
Core Bond	26.6%
Equity-Income	7.6%
Floating Rate Income	11.1%
Fundamental Value	6.6%
Global Bond	17.8%
Global Real Estate	11.4%
High Income	19.0%
High Yield	8.9%
International Opportunities	8.8%
International Value	5.7%
Investment Quality Bond	27.4%
Mid Value	10.0%
Real Estate Equity	12.7%
Real Return Bond	10.9%
Smaller Company Growth	11.5%
Spectrum Income	21.6%
Strategic Bond	14.5%
Strategic Income	16.2%
Total Bond Market	26.8%
Total Return	10.8%
U.S. High Yield Bond	13.7%
U.S. Multi Sector	7.3%
Value & Restructuring	7.8%
John Hancock Funds III
Global Shareholder Yield	27.3%
International Core	6.1%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Conservative
John Hancock Funds II
Active Bond	21.2%
Core Bond	26.4%
Equity-Income	5.1%
Floating Rate Income	9.0%
Global Bond	20.2%
Global Real Estate	5.8%
High Income	8.1%
High Yield	6.6%
Investment Quality Bond	31.9%
Real Estate Equity	8.4%
Real Return Bond	7.5%
Short Term Government Income	100%
Spectrum Income	19.3%
Strategic Bond	16.8%
Strategic Income	17.1%
Total Bond Market	41.3%
Total Return	10.8%
U.S. Government Securities	65.3%
U.S. High Yield Bond	8.5%
Value & Restructuring	6.9%
John Hancock Funds III
Global Shareholder Yield	22.8%

10. Subsequent events

The Portfolios have adopted the provisions of Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). The objective of FAS 165 is to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued.

For the period ended June 30, 2009, Management has evaluated subsequent events until August 27, 2009, which is the date the financial statements were available to be issued. As of August 27, 2009, there were no material events that required adjustments or additional disclosures within the financial statements.

Semiannual report | Lifestyle Portfolios	55

EVALUATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Funds II (the “Trust”) discussed in this annual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 28-29, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) — (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) — reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) — reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) — (a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS of each Fund,

56	Lifestyle Portfolios | Semiannual report

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds,

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(e) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Fund, each Lifecycle Fund, the American Diversified Growth & Income Portfolio, the American Fundamental Holdings Portfolio, the American Global Diversification Portfolio, Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in
approving the Advisory Agreement is set forth in
Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 28-29, 2009, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1) information relating to each subadviser’s business, such as: business performance, assets under management and personnel;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement and sub-subadvisory agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arms-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

Semiannual report | Lifestyle Portfolios	57

In addition, in the case of each Lifestyle Fund, each Lifecycle Fund and the Absolute Return Fund (the “Fund of Funds”), the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

58	Lifestyle Portfolios | Semiannual report

Appendix A†

Portfolio	Performance of the Fund,	Fees and Expenses	Other Comments
(Subadviser)	as of March 31, 2009

Lifestyle Aggressive	The Fund slightly underper-	Subadvisory fees for this Fund	The Board took into account
Portfolio	formed the benchmark index	are lower than the peer group	management’s discussion of the
	over the one-year period and	median.	Fund’s performance, including
(MFC Global	modestly underperformed over		the factors that contributed to
Investment	the three-year period.	Net management fees for this	its underperformance relative to
Management		Fund are lower than the peer	its benchmark and peer group.
(U.S.A.) Limited)*	The Fund slightly under-	group median.
	performed the Morningstar		The Board also took into
	Category Average over the one-	Total expenses for this Fund	account management’s discus-
	and three-year periods.	are equal to the peer group	sion of the Fund’s more recent
		median.	improved performance for the
year-to-date through
May 22, 2009.

Lifestyle Balanced	The Fund underperformed	Subadvisory fees for this Fund	The Board took into account
Portfolio	over the benchmark index one-	are lower than the peer group	management’s discussion of the
	and three-year periods.	median.	Fund’s performance, including
(MFC Global			the factors that contributed to
Investment	The Fund slightly under-	Net management fees for this	its underperformance relative to
Management (U.S.A.)	performed the Morningstar	Fund are lower than the peer	its benchmark and peer group.
Limited)*	Category Average over the one-	group median.
	and three-year periods.		The Board also took into
		Total expenses for this Fund	account management’s discus-
		are slightly lower than the peer	sion of the Fund’s more recent
		group median.	improved performance for the
	.		year-to-date through
May 22, 2009.

Lifestyle Conservative	The Fund underperformed the	Subadvisory fees for this Fund are	The Board took into account
Portfolio	benchmark index over the one-	lower than the peer group median.	management’s discussion of the
	and three-year periods.		Fund’s performance and noted
(MFC Global		Net management fees for this	the Fund’s favorable perfor-
Investment	The Fund outperformed the	Fund are lower than the peer	mance versus the Morningstar
Management (U.S.A.)	Morningstar Category Average	group median.	Category Average over the one-
Limited)*	over the three-year period and		and three-year periods.
	modestly outperformed over	Total expenses for this Fund are
	the one-year period.	equal to the peer group median.

Lifestyle Growth	The Fund modestly underper-	Subadvisory fees for this Fund	The Board took into account
Portfolio	formed the benchmark index	are lower than the peer group	management’s discussion of the
	over the one-year period, and	median.	Fund’s performance and noted
(MFC Global	underperformed over the three-		the Fund’s favorable perfor-
Investment	year period.	Net management fees for this	mance versus the Morningstar
Management (U.S.A.)		Fund are equal to the peer	Category Average over the one-
Limited)*	The Fund modestly out-	group median.	and three-year periods.
performed the Morningstar
	Category Average over the	Total expenses for this Fund
	three-year period and slightly	are slightly lower than the peer
	outperformed over the one-	group median.
year period.

Lifestyle Moderate	The Fund underperformed the	No subadvisory fee comparative	The Board took into account
Portfolio	benchmark index over the one-	information recorded due to	management’s discussion of the
	and three-year periods.	limited size of peer group.	Fund’s performance and noted
(MFC Global			the Fund’s favorable perfor-
Investment	The Fund outperformed the	Net management fees for this	mance versus the Morningstar
Management (U.S.A.)	Morningstar Category Average	Fund are equal to the peer	Category Average over the one-
Limited)*	over the three-year period and	group median.	and three-year periods.
modestly outperformed over
	the one-year period.	Total expenses for this Fund are	The Board took into account
		slightly higher than the peer	management’s discussion of the
		group median.	Fund’s expenses.

*Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the fund.

Semiannual report | Lifestyle Portfolios	59

Footnotes to Appendix A continued

†The terms noted below have the following meaning in the chart:

Performance

“Slightly outperformed” means the performance is no more than 10% above the median for the benchmark or index.

“Slightly underperformed” means the performance is no more than 10% below the median for the benchmark or index.

“Modestly outperformed” means the performance is more than 10% above the median for the benchmark or index but not more than 20% above the median for the benchmark or index.

“Modestly underperformed” means the performance is more than 10% below the median for the benchmark or index but not more than 20% below the median for the benchmark or index.

“Outperformed” means the performance is more than 20% above the median for the benchmark or index.

“Underperformed” means the performance is more than 20% below the median for the benchmark or index.

Fees and Expenses

“Slightly higher” means the fee is no more than 10% above the median for the peer group.

“Slightly lower” means the fee is no more than 10% below the median for the peer group.

“Modestly higher” means the fee is more than 10% above the median for the peer group but not more than 20% above the median for the peer group.

“Modestly lower” means the fee is more than 10% below the median for the peer group but not more than 20% below the median for the peer group.

“Higher” means the fee is more than 20% above the median for the peer group.

“Lower” means the fee is more than 20% below the median for the peer group.

60	Lifestyle Portfolios | Semiannual report

More information

Trustees	Investment adviser
James M. Oates,** Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Grace K. Fey**	Investment Subadviser
Charles L. Bardelis*	MFC Global Investment Management (U.S.A.) Limited
Peter S. Burgess*
Theron S. Hoffman**	Principal distributor
Hassell H. McClellan**	John Hancock Funds, LLC
Steven M. Roberts*
John D. Richardson	Custodian
Trustee Emeritus	State Street Bank & Trust Company
*Members of the Audit Committee
**Members of the Compliance Committee	Transfer agent
†Non-Independent Trustees	John Hancock Signature Services, Inc.

Officers	Legal counsel
Hugh McHaffie	K&L Gates LLP
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Semiannual report | Lifestyle Portfolios	61

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LS0SA 6/09
8/09

John Hancock

MUTUAL FUNDS

John Hancock

Retirement Distribution Portfolio

Semiannual Report

6.30.09

A look at performance

For the period ended June 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	12-31-07	–15.67	—	—	–14.60	2.95	–15.67	—	—	–21.07

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until April 30, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Fund invests. The net expenses for Class A are 1.41%. Had the fee waivers and expense limitations not been in place, the gross expenses for Class A would be 2.52%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table in the most recent publicly available prospectuses for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Retirement Distribution Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in JHF II Retirement Distribution Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in the 50% Standard and Poor’s 500/50% Barclays Capital U.S. Aggregate Blended Index.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment for Fund Class A, respectively, as of June 30, 2009.

Combined index consists of 50% Standard and Poor’s 500/50% Barclays Capital U.S. Aggregate Blended Index. The S&P 500 Index is composed of 500 widely held common stocks. The Barclays Capital U.S. Aggregate Index includes U.S. government, corporate and mortgage-backed securities with maturities up to 30 years.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or expenses and commissions that would have been incurred if an investor purchased or sold the securities represented in the index, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

Semiannual report | Retirement Distribution Portfolio	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2009 with the same investment held until June 30, 2009.

	Account value	Ending value	Expenses paid during
	on 1-1-09	on 6-30-09	period ended 6-30-09[1,2]

Class A	$1,000.00	$1,083.60	$3.10

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Retirement Distribution Portfolio | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on your class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2009, with the same investment held until June 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-09	on 6-30-09	period ended 6-30-09[1,2]

Class A	$1,000.00	$1,021.80	$3.01

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.60% for Class A, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was 0.51%–1.27%.

Semiannual report | Retirement Distribution Portfolio	9

Portfolio summary

Asset allocation[1]

	% of Total	Real estate	2%

Equities	59%	Emerging markets	1%

Exchange traded funds and other	33%	Fixed income	38%

U.S. mid cap	8%	Intermediate bond	27%

U.S. large cap	6%	High-yield bond	6%

International small cap	4%	Global bond	5%

International large cap	3%	Short-term securities	3%

Natural resources	2%

1As a percentage of net assets on June 30, 2009.

10	Retirement Distribution Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 6-30-09 (unaudited)

Issuer	Shares	Value

Investment companies 97.82%		$4,447,834
(Cost $5,393,774)

Unaffiliated investment companies 32.93%		$1,497,265

iShares Barclays Aggregate Bond Fund	1,600	163,440

iShares iBoxx Investment Grade Corporate Bond Fund	4,400	441,232

SPDR Barclays Capital High Yield Bond ETF	5,200	182,988

WisdomTree DEFA Equity Income Fund	8,300	290,085

WisdomTree Equity Income Fund	15,200	419,520

Affiliated John Hancock Funds II (g) 63.89%		2,905,055

Active Bond (MFC Global U.S./Declaration) (f)	25,703	224,391

Capital Appreciation (Jennison)	11,133	90,848

Core Bond (Wells Capital)	18,290	231,000

Emerging Markets Value (DFA)	6,360	50,371

Equity-Income (T. Rowe Price)	4,378	45,001

Fundamental Value (Davis)	4,146	45,276

Global Bond (PIMCO)	19,373	224,146

Global Real Estate (Deutsche)	15,929	86,493

High Income (MFC Global U.S.) (f)	18,022	98,762

High Yield (WAMCO)	13,070	95,283

International Opportunities (Marsico)	4,403	47,422

International Small Cap (Templeton)	9,877	100,250

International Small Company (DFA)	15,952	99,221

International Value (Templeton)	4,216	46,626

Large Cap Value (BlackRock)	3,006	44,283

Mid Cap Stock (Wellington)	12,120	135,377

Mid Value (T. Rowe Price)	12,610	138,078

Natural Resources (Wellington)	5,864	94,586

Total Bond Market (Declaration) (f)	33,994	345,377

Total Return (PIMCO)	32,247	433,075

U.S. High Yield Bond (Wells Capital)	8,167	90,490

Value & Restructuring (Columbia)	6,121	47,012

Value (Van Kampen)	13,603	91,687

John Hancock Funds III (g) 1.00%		45,514

International Core (GMO)	1,924	45,514

See notes to financial statements

Semiannual report | Retirement Distribution Portfolio	11

F I N A N C I A L   S T A T E M E N T S

	Principal
Issuer	amount	Value

Repurchase agreements 2.59%		$118,000

(Cost $118,000)
Repurchase Agreement with State Street Corp. dated 6/30/09
at 0.01% to be repurchased at $118,000 on 7/1/09,
collateralized by $125,000 United States Treasury Bill, zero
coupon due 12/24/09 (valued at $124,788, including interest)	$118,000	118,000

Total investments (Cost $5,511,774)† 100.41%		$4,565,834

Other assets and liabilities, net (0.41%)		($18,813)

Total net assets 100.00%		$4,547,021

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser and the Fund.

(g) The underlying fund’s subadviser is shown parenthetically.

† At June 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $5,521,368. Net unrealized depreciation aggregated $955,534, of which $27,966 related to appreciated investment securities and $983,500 related to depreciated investment securities.

See notes to financial statements

12	Retirement Distribution Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,845,590)	$1,497,266
Investments in affiliated funds, at value (Cost $3,548,184) (Note 8)	2,950,568
Repurchase agreements, at value (Cost $118,000) (Note 2)	118,000

Total investments, at value (Cost $5,511,774)	4,565,834
Cash	281
Receivable for investments sold	2,955
Receivable due from adviser	440
Other receivables and prepaid assets	1,795

Total assets	4,571,305

Liabilities

Distributions payable	2,953
Payable to affiliates
Accounting and legal services fees	133
Transfer agent fees	34
Trustees’ fees	11
Other liabilities and accrued expenses	21,153

Total liabilities	24,284

Net assets

Capital paid-in	$5,706,734
Accumulated distributions in excess of net investment income	(74,843)
Accumulated net realized gain (loss) on investments	(138,930)
Net unrealized appreciation (depreciation) on investments	(945,940)

Net assets	$4,547,021

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($4,547,021 ÷ 458,661 shares)	$9.91

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.43

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Retirement Distribution Portfolio	13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 6-30-09 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$42,605
Dividends	20,091
Interest	61

Total investment income	62,757

Expenses

Investment management fees (Note 5)	3,079
Distribution and service fees (Note 5)	5,809
Transfer agent fees (Note 5)	658
Accounting and legal services fees (Note 5)	332
Trustees’ fees	39
State registration fees	915
Printing and postage fees	885
Professional fees	18,187
Custodian fees	5,275
Registration and filing fees	2,706
Miscellaneous	10

Total expenses	37,895
Less expense reductions (Note 5)	(26,296)

Net expenses	11,599

Net investment income	51,158

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	21,004
Investments in affiliated underlying funds	(144,691)
(123,687)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	22,143
Investments in affiliated underlying funds	412,059
434,202
Net realized and unrealized gain	310,515
Increase in net assets from operations	$361,673

See notes to financial statements

14	Retirement Distribution Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period
	ended	Year
	6-30-09	ended
	(Unaudited)	12-31-08

Increase (decrease) in net assets

From operations
Net investment income	$51,158	$177,310
Net realized gain (loss)	(123,687)	29,106
Change in net unrealized appreciation (depreciation)	434,202	(1,380,142)

Increase (decrease) in net assets resulting from operations	361,673	(1,173,726)

Distributions to shareholders
From net investment income	(126,001)[1]	(225,220)
From tax return of capital	—	(64,700)

Total distributions	(126,001)	(289,920)

From Fund share transactions (Note 6)	485,075	5,289,920

Total increase	720,747	3,826,274

Net assets

Beginning of period	3,826,274	—

End of period	$4,547,021	$3,826,274

Accumulated distributions in excess of net investment income	($74,843)	—

1 A portion of the distributions may be deemed a tax return of capital at year-end.

See notes to financial statements

Semiannual report | Retirement Distribution Portfolio	15

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	6-30-09[1]	12-31-08[2,3]

Per share operating performance

Net asset value, beginning of period	$9.44	$13.18
Net investment income[4]	0.12	0.46
Net realized and unrealized gain (loss) on investments	0.65	(3.45)
Total from investment operations	0.77	(2.99)
Less distributions
From net investment income	(0.30)[5]	(0.58)
Return of capital	—	(0.17)
Total distributions	(0.30)	(0.75)
Net asset value, end of period	$9.91	$9.44
Total return (%)[6,7]	8.36[8]	(23.47)

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96[9,10]	1.71[10]
Expenses net of fee waivers	0.60[9,10]	0.60[10]
Expenses net of all fee waivers and credits	0.60[9,10]	0.60[10]
Net investment income	2.64[9]	3.97
Portfolio turnover (%)	29	16

1 Unaudited.

2 Class A shares began operations on 1-2-08.

3 Per share data has been restated to reflect the effects of a 1-for-1.317576 reverse stock split effective on October 7, 2008.

4 Based on the average of the shares outstanding.

5 A portion of the distributions may be deemed a tax return of capital at year-end.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment and does not reflect the effect of sales charges.

8 Not annualized.

9 Annualized.

10 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was 0.51%–1.27% and 0.61%–1.13%, for the periods ended 6-30-09 and 12-31-08, respectively.

See notes to financial statements

16	Retirement Distribution Portfolio | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization of the Trust

Retirement Distribution Portfolio (the Fund) is a series of John Hancock Funds II (the Trust or JHF II). The Trust is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Fund seeks to provide a stated, targeted (non-guaranteed) quarterly distribution. As a secondary objective the Fund seeks capital appreciation. The Trust currently offers ninety-six separate investment funds. The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund operates as a “fund of funds”, investing in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock Funds complex. The Fund may also invest in unaffiliated underlying funds, including exchange traded funds, and other permitted investments. The JHF III funds are retail mutual funds advised by John Hancock Investment Management Services, LLC (JHIMS or the Adviser) and distributed by John Hancock Funds, LLC (the Distributor).

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291, visiting the Securities and Exchange Commission (SEC) Web site at www.sec.gov, or at the commission’s public reference room in Washington, D.C. The affiliated underlying funds are not covered by this report.

JHIMS, a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA), serves as investment adviser for the Trust and the Distributor, an affiliate of the Adviser, serves as principal underwriter. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Board of Trustees has authorized the issuance of Class A shares of the Fund. Class A shares are open to all retail investors.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Securities valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Fund in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Fund and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Certain short-term debt instruments are valued at amortized cost.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Semiannual report | Retirement Distribution Portfolio	17

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at market value.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Investment Companies	$4,447,834	—	—	$4,447,834

Short Term Investments	—	$118,000	—	118,000

Totals	$4,447,834	$118,000	—	$4,565,834

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from underlying funds will continue to reflect the character of these distributions. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Overdrafts

Pursuant to the custodian agreements, the Custodian may, in its discretion, advance funds to a Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including

18	Retirement Distribution Portfolio | Semiannual report

any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property that is not segregated, to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual JHFII fund. Trust expenses that are not readily identifiable to a specific JHFII fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of June 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return filed for the year ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund uses a quarterly targeted distribution strategy and distributes substantially all of its net income quarterly and capital gain distributions, if any, annually. If the Fund has not met its distribution goal from net income and capital gains, then the distributions may consist of a return of capital. During the year ended December 31, 2008, tax character of distributions paid was $225,220 from net investment income and $64,700 from tax return of capital.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. The final determination of tax characteristics of the Fund’s distribution will occur at the end of the year at which time it will be reported to shareholders.

Note 3
Risks & uncertainties

Concentration risk

The Portfolio may concentrate investments in funds with a focus in a particular industry or sector of the economy. A fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration. Accordingly, the concentration may make the portfolio’s value more volatile and investment values may rise and fall more rapidly.

Note 4
Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Note 5
Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Board of Trustees. The Fund and the Adviser have a subadvisory agreement with MFC Global Investment Management (U.S.A.) Limited, a wholly-owned subsidiary of MFC. The

Semiannual report | Retirement Distribution Portfolio	19

Fund is not responsible for the payment of sub-advisory fees.

Each fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of JHF II or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other Assets). The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Retirement Rising Distribution Portfolio and is equivalent to the sum of: (a) 0.060% of the first $500 million of aggregate net assets and (b) 0.050% of the excess over $500 million of aggregate net assets.

The fee on other assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Retirement Rising Distribution Portfolio and is equivalent to the sum of: (a) 0.510% of the first $500 million of aggregate net assets and (b) 0.500% of the excess over $500 million of aggregate net assets and is applied to the other assets of the Fund.

The investment management fees incurred for the period ended June 30, 2009, were equivalent to an annual effective rate of 0.16% of the Fund’s average daily net asset value.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.09% of the Fund’s average annual net assets. This agreement excludes management fees, underlying fund expenses, taxes, portfolio brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, state registration fees, printing and postage, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The Adviser has also agreed to a contractual expense limit on Class A specific expenses (which include 12b-1 fees, transfer agent fees, state registration fees, and printing and postage fees) of 0.35%.

Accordingly, the expense reductions amounted to $26,296 for the period ended June 30, 2009. These expense reimbursements shall continue in effect until April 30, 2010 and thereafter until terminated by the Adviser.

Expense recapture

Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred. For the period ended June 30, 2009, the Fund did not recapture any expenses. The amount of waived or reimbursed expenses subject to potential recovery that expire in 2012 is $26,296.

Accounting and legal services fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

The accounting and legal services fees incurred for the period ended June 30, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted a Distribution Plan with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30% of the average daily net assets of Class A. A maximum of 0.25% of average daily net assets may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority. Under the

20	Retirement Distribution Portfolio | Semiannual report

Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Sales charges

Class A shares are assessed up-front sales charges. During the period ended June 30, 2009, John Hancock USA was the sole investor in the Fund and was not assessed sales charges.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. In addition, the Fund pays a monthly fee which is based on an annual rate of $17.50 for each Class A shareholder account.

The Fund may receive earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2009, there were no transfer agent credits earned.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended June 30, 2009 and the year ended December 31, 2008, along with the corresponding dollar value.

	Period ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	42,318	$386,027	379,485	$5,000,000

Distributions reinvested	13,244	123,048	26,051	289,920

Repurchased	(2,437)	(24,000)	—	—

Net increase	53,125	$485,075	405,536	$5,289,920

John Hancock USA owned 418,610 Class A shares of beneficial interest of the Fund on June 30, 2009.

On September 26, 2008, the Board of Trustees approved a 1-for-1.317576 reverse stock split for Class A shares, effective October 7, 2008. Per share amounts, shares sold, shares reinvested and shares outstanding have been adjusted to reflect this transaction. The reverse stock split had no impact on the overall value of a shareholder’s investment in the Fund.

Note 7
Purchases and sales of securities

Purchases and sales of the affiliated and unaffiliated underlying funds during the period ended June 30, 2009, aggregated $1,631,620 and $1,085,909, respectively.

Note 8
Investment in affiliated underlying funds

The Fund invests primarily in underlying funds that are managed by affiliates of the Adviser. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Fund’s investments may represent a significant portion of each underlying fund’s net assets. For the period ended June 30, 2009, the Fund did not hold a significant position in any of the underlying funds.

Note 9
Subsequent events

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). The objective of FAS 165 is to establish general standards of accounting for and disclosure of

Semiannual report | Retirement Distribution Portfolio	21

events that occur after the balance sheet date but before financial statements are issued or are available to be issued.

For the period ended June 30, 2009, Management has evaluated subsequent events until August 27, 2009, which is the date the financial statements were available to be issued. As of August 27, 2009, there were no material events that required adjustments or additional disclosures within the financial statements.

22	Retirement Distribution Portfolio | Semiannual report

Evaluation of Advisory and Subadvisory
Agreement by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and the Subadvisory Agreement (the “Subadvisory Agreement”) for the Retirement Distribution Portfolio (the “Fund”) of John Hancock Funds II (the “Trust”).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadviser to the Fund;

2. the investment performance of the Fund and its subadviser;

3. the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Fund and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 28–29, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance

Semiannual report | Retirement Distribution Portfolio	23

and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Fund and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Fund;

(2) reviewed the investment performance of the Fund; the comparative performance of its respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Fund; and concluded that the Fund has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Fund and its subadviser;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of subadvisory fee breakpoints in the advisory fees charged and concluded (i) that subadvisory fees breakpoints are reflected as breakpoints in the advisory fees for the Fund, and (ii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Fund to benefit from economies of scale if the Fund grows;

(4) (a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS of the Fund,

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with the Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds,

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Fund and concluded that the advisory fees paid by the Trust with respect to the Fund are not unreasonable in light of such information; and

(e) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that is assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability from their relationship with the Fund was reasonable and not excessive.

(5) reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses for the Fund and that the Adviser pays the subadvisory fees of the Fund. The Board also took into account the level and quality of services provided

24	Retirement Distribution Portfolio | Semiannual report

by JHIMS with respect to the Fund as well as the other factors considered.

In addition, the Trustees reviewed the advisory fee to be paid to the Adviser for the Fund and concluded that the advisory fee to be paid to the Adviser with respect to the Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Fund and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreement

At its meeting on May 28–29, 2009, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreement between the Adviser and MFC Global Investment Management (U.S.A.) Limited (the “Subadviser”).

In making its determination with respect to the factors that it considers, the Board reviewed:

(1) information relating to the subadviser’s business, such as business performance, assets under management and personnel;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for the Fund; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) The subadvisory fees are generally competitive within the range of industry norm; and

(3) The subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Fund in order to permit shareholders to benefit from economies of scale if the Fund grows.

Additional information that the Board considered for the Fund is set forth in Appendix A.

Semiannual report | Retirement Distribution Portfolio	25

Appendix A

Performance of
Portfolio	Fund as of
(Subadviser)	March 31, 2009	Fees and Expenses	Other Comments

Retirement	The Fund under-	No subadvisory fee	The Fund com-
Distribution	performed the	comparative infor-	menced operations
Portfolio	benchmark index	mation recorded	in January, 2008.
	over the one-	due to limited size of	In reviewing the
(MFC Global	year period.	peer group.	Fund’s performance,
Investment			the Board took into
Management	The Fund under-	Net management	account the Fund’s
(U.S.A.) Limited)	performed the	fees for this Fund are	limited performance
	Morningstar	lower than the peer	history.
	Category Average	group median.
	over the one-year		The Board took into
	period.	Total expenses	account manage-
		for this Fund are	ment’s discussion of
		higher than the peer	the Fund’s expenses.
group median.

The terms noted below have the following meaning in the charts:

Performance
“Underperformed” means performance is more than 20% below the median for the benchmark or index.

Fees and Expenses
“Higher” means the fee is more than 20% above the median for the peer group.
“Lower” means the fee is more than 20% below the median for the peer group.

26	Retirement Distribution Portfolio | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman**	John Hancock Investment Management
James R. Boyle†	Services, LLC
Grace K. Fey**
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	MFC Global Investment
Theron S. Hoffman**	Management (U.S.A.), Limited
Hassell H. McClellan**
Steven M. Roberts*	Principal distributor
John D. Richardson,* Trustee Emeritus	John Hancock Funds, LLC
*Member of the Audit Committee
**Member of the Compliance Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Officers	Transfer agent
Hugh McHaffie	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at www.sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Semiannual report | Retirement Distribution Portfolio 27

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Retirement Distribution Portfolio.	330SA 6/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/09

John Hancock
MUTUAL FUNDS

John Hancock

Retirement Rising Distribution Portfolio

Semiannual Report

6.30.09

A look at performance

For the period ended June 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	12-31-07	–17.26	—	—	–14.07	3.64	–17.26	—	—	–20.32

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until April 30, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Fund invests. The net expenses for Class A are 1.32%. Had the fee waivers and expense limitations not been in place, the gross expenses for Class A would be 2.40%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table in the most recent publicly available prospectuses for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Retirement Rising Distribution Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in JHF II Retirement Rising Distribution Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in the 50% Standard and Poor’s 500/50% Barclays Capital U.S. Aggregate Blended Index.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment for Fund Class A, respectively, as of June 30, 2009.

Combined index consists of 50% Standard and Poor’s 500/50% Barclays Capital U.S. Aggregate Blended Index. The S&P 500 Index is composed of 500 widely held common stocks. The Barclays Capital U.S. Aggregate Index includes U.S. government, corporate and mortgage-backed securities with maturities up to 30 years.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or expenses and commissions that would have been incurred if an investor purchased or sold the securities represented in the index, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

Semiannual report | Retirement Rising Distribution Portfolio	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2009 with the same investment held until June 30, 2009.

	Account value	Ending value	Expenses paid during
	on 1-1-09	on 6-30-09	period ended 6-30-09[1,2]

Class A	$1,000.00	$1,091.00	$2.96

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Retirement Rising Distribution Portfolio | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on your class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2009, with the same investment held until June 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-09	on 6-30-09	period ended 6-30-09[1,2,3]

Class A	$1,000.00	$1,022.00	$2.86

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.57% which includes tax expense, for Class A, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was 0.51%–1.27%.

3 The annualized expense ratio, net of tax expense, was 0.62%. The hypothetical ending value and expenses paid would be $1,021.70 and $3.11, if this ratio was used for the period ended June 30, 2009.

Semiannual report | Retirement Rising Distribution Portfolio	9

Portfolio summary

Asset allocation[1]

	% of Total	Fixed income	40%

Equities	58%	Intermediate bond	21%

Exchange traded funds & other	33%	U.S. Treasury & U.S. government agency obligations	9%

U.S. mid cap	12%
		High-yield bond	6%
U.S. large cap	3%
		Global bond	4%
Natural resources	2%
		Short-term securities & other	2%
International large cap	2%

Real estate	2%

International small cap	2%

Emerging markets	2%

1As a percentage of net assets on June 30, 2009.

10	Retirement Rising Distribution Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 6-30-09 (unaudited)

Issuer	Shares	Value

Investment companies 97.89%		$4,101,914

(Cost $5,041,468)

Unaffiliated investment companies 33.32%		1,396,083

iShares Barclays Aggregate Bond Fund	1,200	122,580

iShares iBoxx Investment Grade Corporate Bond Fund	3,300	330,924

PowerShares DB Commodity Index Tracking Fund	6,400	144,768

SPDR Barclays Capital High Yield Bond ETF	5,900	207,621

WisdomTree DEFA Equity Income Fund	8,200	286,590

WisdomTree Equity Income Fund	11,000	303,600

Affiliated John Hancock Funds II (g) 64.57%		2,705,831

Active Bond (MFC Global U.S./Declaration) (f)	20,135	175,778

Capital Appreciation (Jennison)	5,458	44,534

Core Bond (Wells Capital)	21,004	265,285

Emerging Markets Value (DFA)	10,626	84,158

Equity-Income (T. Rowe Price)	3,920	40,301

Fundamental Value (Davis)	3,798	41,477

Global Bond (PIMCO)	13,879	160,576

Global Real Estate (Deutsche)	16,251	88,244

High Income (MFC Global U.S.) (f)	16,908	92,654

High Yield (WAMCO)	6,595	48,078

International Opportunities (Marsico)	4,399	47,374

International Small Cap (Templeton)	4,370	44,356

International Small Company (DFA)	6,766	42,084

International Value (Templeton)	4,034	44,612

Mid Cap Stock (Wellington)	17,186	191,964

Mid Value (T. Rowe Price)	18,210	199,396

Natural Resources (Wellington)	5,832	94,076

Real Return Bond (PIMCO)	31,607	370,430

Total Bond Market (Declaration) (f)	16,584	168,493

Total Return (PIMCO)	21,012	282,192

U.S. High Yield Bond (Wells Capital)	8,220	91,073

Value (Van Kampen)	13,160	88,696

See notes to financial statements

Semiannual report | Retirement Rising Distribution Portfolio	11

F I N A N C I A L   S T A T E M E N T S

	Principal
Issuer	amount	Value

Repurchase agreements 5.46%		$229,000

(Cost $229,000)
Repurchase Agreement with State Street Corp. dated 6/30/09
at 0.01% to be repurchased at $229,000 on 7/1/09,
collateralized by $235,000 United States Treasury Bill,
zero coupon due 12/24/09 (valued at $234,601,
including interest)	$229,000	229,000

Total investments (Cost $5,270,468)† 103.35%		$4,330,914

Other assets and liabilities, net (3.35%)		($140,381)

Total net assets 100.00%		$4,190,533

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser and the Fund.

(g) The underlying fund’s subadviser is shown parenthetically.

† At June 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $5,286,649. Net unrealized depreciation aggregated $955,735, of which $22,750 related to appreciated investment securities and $978,485 related to depreciated investment securities.

See notes to financial statements

12	Retirement Rising Distribution Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,804,614)	$1,396,083
Investments in affiliated funds, at value (Cost $3,236,854) (Note 8)	2,705,831
Repurchase agreements, at value (Cost $229,000) (Note 2)	229,000
Total investments, at value (Cost $5,270,468)	4,330,914
Cash	378
Receivable due from adviser	467
Other receivables and prepaid assets	1,796

Total assets	4,333,555

Liabilities

Payable for investments purchased	122,164
Payable to affiliates
Accounting and legal services fees	133
Transfer agent fees	42
Trustees’ fees	11
Other liabilities and accrued expenses	20,672

Total liabilities	143,022

Net assets

Capital paid-in	$5,274,077
Undistributed net investment income	6,774
Accumulated net realized gain (loss) on investments	(150,764)
Net unrealized appreciation (depreciation) on investments	(939,554)

Net assets	$4,190,533

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($4,190,533 ÷ 420,216 shares)	$9.97

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.49

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Retirement Rising Distribution Portfolio	13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 6-30-09 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$34,831
Dividends	20,180
Interest	54

Total investment income	55,065

Expenses

Investment management fees (Note 5)	3,340
Distribution and service fees (Note 5)	5,660
Transfer agent fees (Note 5)	643
Accounting and legal services fees (Note 5)	332
Trustees’ fees	38
State registration fees	915
Printing and postage fees	885
Professional fees	18,187
Custodian fees	5,275
Registration and filing fees	3,985
Tax expense	1,999
Miscellaneous	10

Total expenses	41,269
Less expense reductions (Note 5)	(29,628)

Net expenses	11,641

Net investment income	43,424

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	32,799
Investments in affiliated underlying funds	(157,347)
(124,548)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	7,830
Investments in affiliated underlying funds	423,441
431,271
Net realized and unrealized gain	306,723

Increase in net assets from operations	$350,147

See notes to financial statements

14	Retirement Rising Distribution Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period
	ended	Year
	6-30-09	ended
	(Unaudited)	12-31-08

Increase (decrease) in net assets

From operations
Net investment income	$43,424	$162,922
Net realized gain (loss)	(124,548)	48,293
Change in net unrealized appreciation (depreciation)	431,271	(1,370,825)

Increase (decrease) in net assets resulting from operations	350,147	(1,159,610)

Distributions to shareholders
From net investment income	(84,564)	(193,076)

From Fund share transactions (Note 6)	84,564	5,193,072

Total increase	350,147	3,840,386

Net assets

Beginning of period	3,840,386	—

End of period	$4,190,533	$3,840,386

Undistributed net investment income	$6,774	$47,914

See notes to financial statements

Semiannual report | Retirement Rising Distribution Portfolio	15

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	6-30-09[1]	12-31-08[2,3]

Per share operating performance

Net asset value, beginning of period	$9.34	$12.70
Net investment income[4]	0.11[8]	0.41
Net realized and unrealized gain (loss) on investments	0.72	(3.29)
Total from investment operations	0.83	(2.88)
Less distributions
From net investment income	(0.20)	(0.48)
Total distributions	(0.20)	(0.48)
Net asset value, end of period	$9.97	$9.34
Total return (%)[5,6]	9.10[7]	(23.21)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.14[8,9]	1.71[9]
Expenses net of fee waivers	0.57[8,9]	0.62[9]
Expenses net of all fee waivers and credits	0.57[8,9]	0.62[9]
Net investment income	2.30[8]	3.59
Portfolio turnover (%)	36	17

1 Unaudited.

2 Class A shares began operations on 1-2-08.

3 Per share data has been restated to reflect the effects of a 1-for-1.269970 reverse stock split effective on October 7, 2008.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 All expenses have been annualized except tax expense which was 0.05% of average net assets. This expense decreased the net investment income by less than $0.01, and the net investment income ratio by 0.05%.

9 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was 0.51%-1.27% and 0.61%-1.13%, for the periods ended 6-30-09 and 12-31-08, respectively.

See notes to financial statements

16	Retirement Rising Distribution Portfolio | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization of the Trust

Retirement Rising Distribution Portfolio (the Fund) is a series of John Hancock Funds II (the Trust or JHF II). The Trust is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Fund seeks to provide a stated, targeted (non-guaranteed) quarterly distribution. As a secondary objective the Fund seeks capital appreciation. The Trust currently offers ninety-six separate investment funds. The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund operates as a “fund of funds”, investing in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock Funds complex. The Fund may also invest in unaffiliated underlying funds, including exchange traded funds, and other permitted investments. The JHF III funds are retail mutual funds advised by John Hancock Investment Management Services, LLC (JHIMS or the Adviser) and distributed by John Hancock Funds, LLC (the Distributor).

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291, visiting the Securities and Exchange Commission (SEC) Web site at www.sec.gov, or at the commission’s public reference room in Washington, D.C. The affiliated underlying funds are not covered by this report.

JHIMS, a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA), serves as investment adviser for the Trust and the Distributor, an affiliate of the Adviser, serves as principal underwriter. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Board of Trustees has authorized the issuance of Class A shares of the Fund. Class A shares are open to all retail investors.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Securities valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M. Eastern Time. Investments by the Fund in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Fund and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Certain short-term debt instruments are valued at amortized cost.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Semiannual report | Retirement Rising Distribution Portfolio	17

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at market value.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Investment Companies	$4,101,914	—	—	$4,101,914

Short Term Investments	—	$229,000	—	229,000

Total	$4,101,914	$229,000	—	$4,330,914

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from underlying funds will continue to reflect the character of these distributions. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Overdrafts

Pursuant to the custodian agreements, the Custodian may, in its discretion, advance funds to a Fund to make properly authorized payments. When such payments result in an

18	Retirement Rising Distribution Portfolio | Semiannual report

overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property that is not segregated, to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual JHF II fund. Trust expenses that are not readily identifiable to a specific JHF II fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of June 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return filed for the year ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund uses a quarterly targeted distribution strategy and distributes substantially all of its net income quarterly and capital gain distributions, if any, annually. If the Fund has not met its distribution goal from net income and capital gains, then the distributions may consist of a return of capital. During the year ended December 31, 2008, tax character of distributions paid was $193,076 from net investment income.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risks & uncertainties

Concentration risk

The Portfolio may concentrate investments in funds with a focus in a particular industry or sector of the economy. A fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration. Accordingly, the concentration may make the portfolio’s value more volatile and investment values may rise and fall more rapidly.

Note 4
Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Note 5
Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Board of Trustees. The Fund and the Adviser have a subadvisory agreement with MFC Global Investment Management (U.S.A.) Limited, a wholly-owned subsidiary of MFC. The Fund is not responsible for the payment of sub-advisory fees.

Semiannual report | Retirement Rising Distribution Portfolio	19

Each fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of JHF II or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other Assets). The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Retirement Distribution Portfolio and is equivalent to the sum of: (a) 0.060% of the first $500 million of aggregate net assets and (b) 0.050% of the excess over $500 million of aggregate net assets.

The fee on other assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Retirement Distribution Portfolio and is equivalent to the sum of: (a) 0.510% of the first $500 million of aggregate net assets and (b) 0.500% of the excess over $500 million of aggregate net assets and is applied to the other assets of the Fund.

The investment management fees incurred for the period ended June 30, 2009, were equivalent to an annual effective rate of 0.18% of the Fund’s average daily net asset value.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.09% of the Fund’s average annual net assets. This agreement excludes management fees, underlying fund expenses, taxes, Fund brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, state registration fees, printing and postage, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The Adviser has also agreed to a contractual expense limit on Class A specific expenses (which include 12b-1 fees, transfer agent fees, state registration fees, and printing and postage fees) of 0.35%.

Accordingly, the expense reductions amounted to $29,628 for the period ended June 30, 2009. These expense reimbursements shall continue in effect until April 30, 2010 and thereafter until terminated by the Adviser.

Expense recapture

Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred. For the period ended June 30, 2009, the Fund did not recapture any expenses. The amount of waived or reimbursed expenses subject to potential recovery that expire in 2012 is $26,628.

Accounting and legal services fees

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

The accounting and legal services fees incurred for the period ended June 30, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted a Distribution Plan with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30% of the average daily net assets of Class A. A maximum of 0.25% of average daily net assets may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

20	Retirement Rising Distribution Portfolio | Semiannual report

Sales charges

Class A shares are assessed up-front sales charges. During the period ended June 30, 2009, John Hancock USA was the sole investor in the Fund and was not assessed sales charges.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. In addition, the Fund pays a monthly fee which is based on an annual rate of $17.50 for each Class A shareholder account.

The Fund may receive earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2009, there were no transfer agent credits earned.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended June 30, 2009 and the year ended December 31, 2008, along with the corresponding dollar value.

	Period ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	—	—	393,710	$4,999,996
Distributions reinvested	9,054	$84,564	17,452	193,076
Net increase	9,054	$84,564	411,162	$5,193,072

John Hancock USA owned 420,216 Class A shares of beneficial interest of the Fund on June 30, 2009.

On September 26, 2008, the Board of Trustees approved a 1-for-1.269970 reverse stock split for Class A shares, effective October 7, 2008. Per share amounts, shares sold, shares reinvested and shares outstanding have been adjusted to reflect this transaction. The reverse stock split had no impact on the overall value of a shareholder’s investment in the Fund.

Note 7
Purchases and sales of securities

Purchases and sales of the affiliated and unaffiliated underlying funds during the period ended June 30, 2009, aggregated $1,516,323 and $1,301,431, respectively.

Note 8
Investment in affiliated underlying funds

The Fund invests primarily in underlying funds that are managed by affiliates of the Adviser. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Fund’s investments may represent a significant portion of each underlying fund’s net assets. For the period ended June 30, 2009, the Fund did not hold a significant position in any of the underlying funds.

Note 9
Subsequent events

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). The objective of FAS 165 is to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued.

Semiannual report | Retirement Rising Distribution Portfolio	21

For the period ended June 30, 2009, Management has evaluated subsequent events until August 27, 2009, which is the date the financial statements were available to be issued. As of August 27, 2009, there were no material events that required adjustments or additional disclosures within the financial statements.

22	Retirement Rising Distribution Portfolio | Semiannual report

Evaluation of Advisory and Subadvisory
Agreement by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and the Subadvisory Agreement (the “Subadvisory Agreement”) for the Retirement Rising Distribution Portfolio (the “Fund”) of John Hancock Funds II (the “Trust”).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadviser to the Fund;

2. the investment performance of the Fund and its subadviser;

3. the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Fund and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 28–29, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in

Semiannual report | Retirement Rising Distribution Portfolio	23

responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Fund and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Fund;

(2) reviewed the investment performance of the Fund; the comparative performance of its respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Fund; and concluded that the Fund has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Fund and its subadviser;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of subadvisory fee breakpoints in the advisory fees charged and concluded (i) that subadvisory fees breakpoints are reflected as breakpoints in the advisory fees for the Fund, and (ii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Fund to benefit from economies of scale if the Fund grows;

(4) (a) reviewed the financial statements of JHIMS and considered an analysis presented by JHIMS regarding the net profitability to JHIMS of the Fund,

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with the Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Fund and concluded that the advisory fees paid by the Trust with respect to the Fund are not unreasonable in light of such information; and

(e) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that is assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability from their relationship with the Fund was reasonable and not excessive.

(5) reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structures. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses for the Fund and that the Adviser pays the subadvisory fees of the Fund. The Board also took into account the level and quality of services provided by JHIMS with respect to the Fund, as well as the other factors considered.

24	Retirement Rising Distribution Portfolio | Semiannual report

In addition, the Trustees reviewed the advisory fee to be paid to the Adviser for the Fund and concluded that the advisory fee to be paid to the Adviser with respect to the Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Fund and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreement

At its meeting on May 28–29, 2009, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreement between the Adviser and MFC Global Investment Management (U.S.A.) Limited (the “Subadviser”).

In making its determination with respect to the factors that it considers, the Board reviewed:

(1) information relating to the subadviser’s business, such as business performance, assets under management and personnel;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for the Fund; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) The subadvisory fees are generally competitive within the range of industry norm; and

(3) The subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Fund in order to permit shareholders to benefit from economies of scale if the Fund grows.

Additional information that the Board considered for the Fund is set forth in Appendix A.

Semiannual report | Retirement Rising Distribution Portfolio	25

Appendix A

Performance of
Portfolio	Fund as of
(Subadviser)	March 31, 2009	Fees and Expenses	Other Comments

Retirement Rising	The Fund under-	No subadvisory fee	The Fund com-
Distribution	performed the	comparative infor-	menced operations
Portfolio	benchmark index	mation recorded	in January, 2008.
	over the one-year	due to limited size of	In reviewing the
(MFC Global	period.	peer group.	Fund’s performance,
Investment			the Board took into
Management	The Fund under-	Net management	account the Fund’s
(U.S.A.) Limited)	performed the	fees for this Fund are	limited performance
	Morningstar	lower than the peer	history.
	Category Average	group median.
	over the one- year		The Board took into
	period.	Total expenses for	account manage-
		this Fund are higher	ment’s discussion of
		than the peer group	the Fund’s expenses.
median.

The terms noted below have the following meaning in the chart:

Performance
“Underperformed” means performance is more than 20% below the median for the benchmark or index.

Fees and Expenses
”Higher” means the fee is more than 20% above the median for the peer group.
“Lower” means the fee is more than 20% below the median for the peer group.

26	Retirement Rising Distribution Portfolio | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman**	John Hancock Investment Management
James R. Boyle†	Services, LLC
Grace K. Fey**
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	MFC Global Investment
Theron S. Hoffman**	Management (U.S.A.), Limited
Hassell H. McClellan**
Steven M. Roberts*	Principal distributor
John D. Richardson,* Trustee Emeritus	John Hancock Funds, LLC
*Member of the Audit Committee
**Member of the Compliance Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Officers	Transfer agent
Hugh McHaffie	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at www.sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Semiannual report | Retirement Rising Distribution Portfolio	27

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Retirement Rising Distribution Portfolio.	332SA 6/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/09

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
Hugh McHaffie
President and
Chief Executive Officer
Date: August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President and
Chief Executive Officer
Date: August 26, 2009

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 26, 2009